UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2005

                   Date of reporting period: February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                 VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.07%
           N/A  WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                  $    72,569,658
           N/A  WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                       24,249,180
           N/A  WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                     48,365,853

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $140,518,718)            145,184,691
                                                                            ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $140,518,718)                                      100.07%            $   145,184,691

OTHER ASSETS AND LIABILITIES, NET                         (0.07)                    (96,985)
                                                       -------              ---------------

TOTAL NET ASSETS                                         100.00%            $   145,087,706
                                                       -------              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 83.98%

AGRICULTURAL SERVICES - 0.67%
$        725,000  HINES NURSERIES INCORPORATED                                        10.25%      10/01/2011   $      792,063
       1,090,000  SEMINIS VEGETABLE SEEDS INCORPORATED                                10.25       10/01/2013        1,305,275

                                                                                                                    2,097,338
                                                                                                               --------------

AMUSEMENT & RECREATION SERVICES - 2.52%
         375,000  BOOTH CREEK SKI HOLDINGS                                            12.50       03/15/2007          376,406
         250,000  GOLFSMITH INTERNATIONAL INCORPORATED                                 8.38       10/15/2009          227,500
       1,030,000  HARD ROCK HOTEL INCORPORATED                                         8.88       06/01/2013        1,145,875
         220,000  HERBST GAMING INCORPORATED++                                         7.00       11/15/2014          223,300
       1,250,000  MOHEGAN TRIBAL GAMING++                                              6.13       02/15/2013        1,275,000
       1,170,000  PARK PLACE ENTERTAINMENT CORPORATION                                 7.88       03/15/2010        1,316,250
          75,000  PARK PLACE ENTERTAINMENT CORPORATION                                 7.00       04/15/2013           83,438
         880,000  PENN NATIONAL GAMING INCORPORATED++                                  6.75       03/01/2015          897,600
         500,000  SPEEDWAY MOTORSPORTS INCORPORATED                                    6.75       06/01/2013          524,375
         800,000  TOWN SPORTS INTERNATIONAL                                            9.63       04/15/2011          848,000
         850,000  WARNER MUSIC GROUP++                                                 7.38       04/15/2014          901,000

                                                                                                                    7,818,744
                                                                                                               --------------

APPAREL & ACCESSORY STORES - 1.19%
         818,000  GAP INCORPORATED                                                     6.90       09/15/2007          869,125
       1,000,000  GAP INCORPORATED<<                                                  10.30       12/15/2008        1,190,000
         200,000  LOEHMANNS CAPITAL CORPORATION+++/-                                  10.24       10/01/2011          204,000
         400,000  LOEHMANNS CAPITAL CORPORATION++                                     12.00       10/01/2011          420,000
       1,000,000  PAYLESS SHOESOURCE INCORPORATED<<                                    8.25       08/01/2013        1,022,500

                                                                                                                    3,705,625
                                                                                                               --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.95%
       1,425,000  LEVI STRAUSS & COMPANY<<                                            11.63       01/15/2008        1,515,844
       1,100,000  LEVI STRAUSS & COMPANY<<                                            12.25       12/15/2012        1,259,500
         175,000  PHILLIPS VAN-HEUSEN                                                  7.25       02/15/2011          182,000

                                                                                                                    2,957,344
                                                                                                               --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.78%
         700,000  ASBURY AUTOMOTIVE GROUP INCORPORATED                                 9.00       06/15/2012          757,750
         465,000  GROUP 1 AUTOMOTIVE INCORPORATED                                      8.25       08/15/2013          492,900
          15,000  NEFF CORPORATION                                                    10.25       06/01/2008           13,725
       1,075,000  SONIC AUTOMOTIVE INCORPORATED SERIES B                               8.63       08/15/2013        1,158,313

                                                                                                                    2,422,688
                                                                                                               --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.26%
         800,000  CSK AUTO INCORPORATED                                                7.00       01/15/2014          780,000
         400,000  MERITOR AUTOMOTIVE INCORPORATED                                      6.80       02/15/2009          411,000
         650,000  NATIONSRENT INCORPORATED                                             9.50       10/15/2010          724,750
         650,000  RJ TOWER CORPORATION<<^^                                            12.00       06/01/2013          406,250
         950,000  UNITED RENTALS NORTH AMERICA INCORPORATED                            6.50       02/15/2012          957,125
         650,000  UNITED RENTALS NORTH AMERICA INCORPORATED<<                          7.75       11/15/2013          651,625

                                                                                                                    3,930,750
                                                                                                               --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.00%
         705,000  BEAZER HOMES USA INCORPORATED                                        8.38       04/15/2012          774,619
         195,000  K HOVNANIAN ENTERPRISES INCORPORATED                                 7.75       05/15/2013          213,281
       1,100,000  MERITAGE HOMES CORPORATION++                                         6.25       03/15/2015        1,104,125

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
$        925,000  WCI COMMUNITIES INCORPORATED<<                                       9.13%      05/01/2012   $    1,026,750

                                                                                                                    3,118,775
                                                                                                               --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.19%
       1,580,000  ACIH INCORPORATED++^                                                10.78       12/15/2012        1,185,000
         510,000  AMES TRUE TEMPER INCORPORATED+++/-                                   6.64       01/15/2012          494,700
       1,085,000  BUILDERS FIRSTSOURCE INCORPORATED+++/-                               7.02       02/15/2012        1,087,713
         650,000  GOODMAN GLOBAL HOLDINGS+++/-                                         5.76       06/15/2012          666,250
         250,000  SUBURBAN PROPANE PARTNERS                                            6.88       12/15/2013          256,875

                                                                                                                    3,690,538
                                                                                                               --------------

BUSINESS SERVICES - 3.95%
         100,000  ADVANSTAR COMMUNICATIONS SERIES B                                   12.00       02/15/2011          108,500
         650,000  AFFINITY GROUP INCORPORATED                                          9.00       02/15/2012          702,000
         300,000  COUCHE-TARD US FINANCE                                               7.50       12/15/2013          321,000
       1,751,000  H&E EQUIPMENT FINANCE                                               12.50       06/15/2013        1,772,887
       1,000,000  OAKHILL SECURITY FUND II SERIES B1-A++                               8.57       10/15/2006        1,016,200
       3,078,000  SITEL CORPORATION                                                    9.25       03/15/2006        3,081,848
         750,000  TERPHANE HOLDING CORPORATION++                                      12.50       06/15/2009          776,250
         850,000  VERTIS INCORPORATED                                                  9.75       04/01/2009          901,000
       1,765,000  VERTIS INCORPORATED++                                               13.50       12/07/2009        1,747,350
         565,000  VERTIS INCORPORATED SERIES B<<                                      10.88       06/15/2009          570,650
       1,000,000  VIRGIN RIVER CASINO CORPORATION++                                    9.00       01/15/2012        1,052,500
         225,000  WII COMPONENTS INCORPORATED                                         10.00       02/15/2012          225,000

                                                                                                                   12,275,185
                                                                                                               --------------

CHEMICALS & ALLIED PRODUCTS - 0.44%
         500,000  MILLENNIUM AMERICA INCORPORATED                                      7.00       11/15/2006          515,000
         350,000  NALCO COMPANY<<                                                      8.88       11/15/2013          386,750
         435,000  PQ CORPORATION++<<                                                   7.50       02/15/2013          450,769

                                                                                                                    1,352,519
                                                                                                               --------------

COMMUNICATIONS - 9.62%
         394,000  ADVANSTAR COMMUNICATIONS INCORPORATED+/-                             9.79       08/15/2008          415,670
         885,000  ADVANSTAR COMMUNICATIONS INCORPORATED                               10.75       08/15/2010        1,002,262
       1,142,800  ALASKA COMMUNICATIONS SYSTEMS HOLDINGS INCORPORATED                  9.88       08/15/2011        1,237,081
         140,000  AMERICAN MEDIA OPERATIONS INCORPORATED<<                             8.88       01/15/2011          147,700
         690,000  BRITISH SKY BROADCASTING PLC                                         8.20       07/15/2009          785,007
         880,000  CCO HOLDINGS LIMITED LIABILITY COMPANY/CAPITAL CORPORATION+++/-      6.62       12/15/2010          875,600
       3,825,000  CHARTER COMMUNICATION OPT LLC CAP++                                  8.00       04/30/2012        3,911,063
         625,000  CINCINNATI BELL INCORPORATED++                                       7.00       02/15/2015          628,125
       2,800,000  CITIZENS COMMUNICATIONS                                              9.25       05/15/2011        3,227,000
         250,000  CITIZENS COMMUNICATIONS                                              6.25       01/15/2013          248,125
         500,000  CONSOLIDATED COMMUNICATION HOLDINGS++                                9.75       04/01/2012          540,000
         125,000  CSC HOLDINGS INCORPORATED++                                          6.75       04/15/2012          134,375
         800,000  DOBSON CELLULAR SYSTEMS+++/-                                         7.49       11/01/2011          844,000
         775,000  DOBSON CELLULAR SYSTEMS++                                            8.38       11/01/2011          825,375
       2,500,000  DOBSON CELLULAR SYSTEMS++                                            9.88       11/01/2012        2,650,000
         650,000  EMMIS OPERATING COMPANY                                              6.88       05/15/2012          664,625
         475,000  FISHER COMMUNICATIONS INCORPORATED++                                 8.63       09/15/2014          520,125
         700,000  LODGENET ENTERTAINMENT CORPORATION                                   9.50       06/15/2013          777,000
         275,000  NEXSTAR FINANCE INCORPORATED                                         7.00       01/15/2014          271,219
       1,800,000  PANAMSAT CORPORATION                                                 9.00       08/15/2014        1,980,000
       2,750,000  QWEST CAPITAL FUNDING<<                                              7.25       02/15/2011        2,695,000
       1,800,000  QWEST COMMUNICATIONS INTERNATIONAL++                                 7.50       02/15/2014        1,854,000
         205,000  RADIO ONE INCORPORATED++                                             6.38       02/15/2013          209,100
         105,000  SINCLAIR BROADCAST GROUP INCORPORATED                                8.75       12/15/2011          113,663
         870,000  SINCLAIR BROADCAST GROUP INCORPORATED                                8.00       03/15/2012          922,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$        235,000  UBIQUITEL OPERATING COMPANY                                             9.88%      03/01/2011   $      265,550
       2,060,000  VALOR TELECOM ENTERPRISE++                                              7.75       02/15/2015        2,137,250

                                                                                                                      29,881,115
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS - 0.98%
       1,290,000  CAPITAL ONE FINANCIAL CORPORATION                                       7.25       05/01/2006        1,339,775
       1,650,000  CHEVY CHASE BANK FSB                                                    6.88       12/01/2013        1,699,500

                                                                                                                       3,039,275
                                                                                                                  --------------

EATING & DRINKING PLACES - 5.91%
       3,495,000  BUFFETS INCORPORATED                                                   11.25       07/15/2010        3,739,650
         620,000  CARROLS CORPORATION++                                                   9.00       01/15/2013          654,100
       2,300,000  DENNY'S CORPORATION HOLDINGS INCORPORATED++                            10.00       10/01/2012        2,501,250
       2,495,000  EL POLLO LOCO INCORPORATED                                              9.25       12/15/2009        2,588,562
       1,000,000  FRIENDLY ICE CREAM CORPORATION<<                                        8.38       06/15/2012          967,500
         175,000  NE RESTAURANT COMPANY INCORPORATED                                     10.75       07/15/2008          169,750
       2,500,000  O'CHARLEYS INCORPORATED                                                 9.00       11/01/2013        2,731,250
         715,000  PERKINS FAMILY RESTAURANTS LIMITED PARTNERSHIP SERIES B                10.13       12/15/2007          729,300
         925,000  PIERRE FOODS INCORPORATED++                                             9.88       07/15/2012          973,563
       1,850,000  REAL MEX RESTAURANTS INCORPORATED++                                    10.00       04/01/2010        1,947,125
       1,365,000  SBARRO INCORPORATED<<                                                  11.00       09/15/2009        1,371,825

                                                                                                                      18,373,875
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.79%
         500,000  ALLIED WASTE NORTH AMERICA<<                                            6.50       11/15/2010          493,750
         550,000  ALLIED WASTE NORTH AMERICA                                              6.38       04/15/2011          534,875
       1,000,000  FERRELLGAS PARTNERS LIMITED PARTNERSHIP                                 6.75       05/01/2014        1,005,000
         333,000  INTEGRATED ELECTRIC SERVICES INCORPORATED SERIES B<<                    9.38       02/01/2009          299,700
         135,000  INTEGRATED ELECTRIC SERVICES INCORPORATED SERIES C<<                    9.38       02/01/2009          123,188

                                                                                                                       2,456,513
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.02%
       1,470,000  COMMUNICATIONS AND POWER INDUSTRIAL                                     8.00       02/01/2012        1,534,313
       1,250,000  ITRON INCORPORATED++                                                    7.75       05/15/2012        1,268,750
         355,000  WESCO DISTRIBUTION INCORPORATED SERIES B                                9.13       06/01/2008          365,799

                                                                                                                       3,168,862
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.57%
         800,000  CORNELL COMPANIES INCORPORATED                                         10.75       07/01/2012          854,000
         231,000  FOSTER WHEELER LLC SERIES A                                            10.36       09/15/2011          253,523
       2,250,000  FOSTER WHEELER LLC SERIES B                                            10.36       09/15/2011        2,469,375
       1,155,000  URS CORPORATION                                                        11.50       09/15/2009        1,316,700

                                                                                                                       4,893,598
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.62%
         295,000  HAWK CORPORATION                                                        8.75       11/01/2014          302,375
         180,000  MUELLER GROUP INCORPORATED+/-                                           7.49       11/01/2011          184,950
       1,000,000  TRANSPORTATION TECH INDUSTRIES++                                       12.50       03/31/2010        1,032,500
         400,000  VALMONT INDUSTRIES INCORPORATED<<                                       6.88       05/01/2014          414,500

                                                                                                                       1,934,325
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS - 3.67%
         440,000  B&G FOODS HOLDING CORPORATION                                           8.00       10/01/2011          471,900
         425,000  DEAN FOODS COMPANY                                                      6.63       05/15/2009          444,125
       2,700,000  DEL MONTE CORPORATION                                                   8.63       12/15/2012        3,010,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FOOD & KINDRED PRODUCTS (continued)
$        805,000  DEL MONTE CORPORATION++                                              6.75%      02/15/2015   $      827,137
       1,600,000  DOANE PET CARE COMPANY                                               9.75       05/15/2007        1,544,000
         250,000  DOANE PET CARE COMPANY                                              10.75       03/01/2010          265,625
         100,000  DOLE FOODS COMPANY INCORPORATED                                      8.63       05/01/2009          107,750
         755,000  DOLE FOODS COMPANY INCORPORATED                                      7.25       06/15/2010          775,763
         285,000  MRS. FIELDS FAMOUS BRANDS LLC                                        9.00       03/15/2011          253,650
       1,400,000  MRS. FIELDS FAMOUS BRANDS LLC                                       11.50       03/15/2011        1,414,000
       3,075,000  WINN-DIXIE++<<                                                       8.18       09/01/2024        2,290,875

                                                                                                                   11,405,325
                                                                                                               --------------

FOOD STORES - 0.84%
         221,000  DOMINO'S INCORPORATED                                                8.25       07/01/2011          238,680
         500,000  PANTRY INCORPORATED                                                  7.75       02/15/2014          530,000
         800,000  STATER BROTHERS HOLDINGS<<                                           8.13       06/15/2012          832,000
         980,000  UNO RESTAURANT HOLDINGS CORPORATION++                               10.00       02/15/2011          999,600

                                                                                                                    2,600,280
                                                                                                               --------------

GENERAL MERCHANDISE STORES - 1.08%
       1,460,000  ALH FINANCE LLC/ALH FINANCIAL CORPORATION++                          8.50       01/15/2013        1,503,800
       1,725,000  SAKS INCORPORATED                                                    7.50       12/01/2010        1,850,063

                                                                                                                    3,353,863
                                                                                                               --------------

HEALTH SERVICES - 0.97%
         355,000  AMR HOLDINGS COMPANY/EMCARE HOLDINGS COMPANY++                      10.00       02/15/2015          375,413
         125,000  HCA INCORPORATED                                                     6.38       01/15/2015          126,870
         649,000  KINETIC CONCEPTS INCORPORATED                                        7.38       05/15/2013          700,920
       1,600,000  TEAM HEALTH INCORPORATED<<                                           9.00       04/01/2012        1,592,000
         225,000  UNIVERSAL HOSPITAL SERVICES INCORPORATED                            10.13       11/01/2011          232,875

                                                                                                                    3,028,078
                                                                                                               --------------

HOLDING & OTHER INVESTMENT OFFICES - 4.43%
         810,000  ALAMOSA DELAWARE INCORPORATED                                        8.50       01/31/2012          878,850
         545,000  AMERICAN COMMERCIAL LINES FINANCE++                                  9.50       02/15/2015          572,250
       3,250,000  BF SAUL REIT                                                         7.50       03/01/2014        3,367,812
       2,000,000  FELCOR LODGING LIMITED PARTNERSHIP+/-                                6.87       06/01/2011        2,122,500
         705,000  INNOPHOS INVESTMENTS+++/-                                           10.77       02/15/2015          709,406
       2,165,000  PCA FINANCE CORPORATION                                             11.88       08/01/2009        1,840,250
       1,155,000  PENHALL INTERNATIONAL CORPORATION                                   12.00       08/01/2006        1,155,000
       2,875,000  SHERIDAN ACQUISITION CORPORATION                                    10.25       08/15/2011        3,112,188

                                                                                                                   13,758,256
                                                                                                               --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.43%
       1,200,000  LEVITZ HOME FURNISHINGS++                                           12.00       11/01/2011        1,224,000
         100,000  NORCRAFT FINANCE CORPORATION                                         9.00       11/01/2011          107,500

                                                                                                                    1,331,500
                                                                                                               --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.53%
       1,350,000  AZTAR CORPORATION                                                    9.00       08/15/2011        1,488,375
       1,521,000  HOST MARRIOTT CORPORATION SERIES B                                   7.88       08/01/2008        1,562,827
         500,000  LA QUINTA PROPERTIES                                                 7.27       02/26/2007          520,000
         300,000  MANDALAY RESORT GROUP                                                6.50       07/31/2009          315,000
         325,000  MANDALAY RESORT GROUP                                                6.38       12/15/2011          339,625
         350,000  MERISTAR HOSPITALITY CORPORATION                                     9.13       01/15/2011          383,687
       1,450,000  MGM MIRAGE INCORPORATED                                              6.00       10/01/2009        1,486,250
       2,480,000  MGM MIRAGE INCORPORATED<<                                            8.38       02/01/2011        2,777,600
          25,000  MGM MIRAGE INCORPORATED                                              6.75       09/01/2012           26,438

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                            INTEREST RATE  MATURITY DATE     VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
$        355,000  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                             7.88%      05/01/2012  $    410,913
       1,800,000  STATION CASINOS INCORPORATED<<                                                 6.00       04/01/2012     1,865,250
         680,000  STATION CASINOS INCORPORATED                                                   6.50       02/01/2014       710,600
       1,020,000  TRUMP ATLANTIC CITY ASSOCIATES FUNDING INCORPORATED^^                         11.25       05/01/2006     1,004,700
       1,200,000  WYNN LAS VEGAS LLC CORPORATION++                                               6.63       12/01/2014     1,197,000

                                                                                                                          14,088,265
                                                                                                                        ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.87%
       1,200,000  COLUMBUS MCKINNON CORPORATION NY<<                                            10.00       08/01/2010     1,356,000
       1,650,000  FEDDERS NORTH AMERICA INCORPORATED                                             9.88       03/01/2014     1,336,500

                                                                                                                           2,692,500
                                                                                                                        ------------

MACHINERY - 0.69%
         400,000  JLG INDUSTRIES INCORPORATED                                                    8.25       05/01/2008       428,000
       1,605,000  JLG INDUSTRIES INCORPORATED<<                                                  8.38       06/15/2012     1,713,338

                                                                                                                           2,141,338
                                                                                                                        ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.12%
         375,000  HANGER ORTHOPEDIC GROUP<<                                                     10.38       02/15/2009       374,063
                                                                                                                        ------------

METAL MINING - 0.65%
         365,000  NEENAH PAPER INCORPORATED++                                                    7.38       11/15/2014       368,650
       1,440,000  USEC INCORPORATED                                                              6.63       01/20/2006     1,458,000
         200,000  WISE METALS GROUP LLC<<                                                       10.25       05/15/2012       204,000

                                                                                                                           2,030,650
                                                                                                                        ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.69%
         975,000  AFFINIA GROUP INCORPORATED++                                                   9.00       11/30/2014       987,187
         650,000  ALTRA INDUSTRIAL MOTION++                                                      9.00       12/01/2011       654,875
       3,465,000  BOMBARDIER INCORPORATED++                                                      6.75       05/01/2012     3,205,125
       1,920,000  BUILDING MATERIALS CORPORATION OF AMERICA SERIES B                             7.75       07/15/2005     1,944,000
         832,000  CROWN CORK & SEAL FINANCE PLC                                                  7.00       12/15/2006       867,360
         500,000  IMCO RECYCLING INCORPORATED                                                   10.38       10/15/2010       565,000
         685,000  JACUZZI BRANDS INCORPORATED                                                    9.63       07/01/2010       765,488
         565,000  OWENS-BROCKWAY GLASS CONTAINERS                                                7.75       05/15/2011       610,200
       3,760,000  OWENS-ILLINOIS INCORPORATED<<                                                  7.50       05/15/2010     3,985,600
         130,000  REDDY ICE GROUP INCORPORATED                                                   8.88       08/01/2011       144,300
         220,000  RIDDELL BELL HOLDINGS++                                                        8.38       10/01/2012       227,700
         605,000  VISTEON CORPORATION                                                            8.25       08/01/2010       605,000

                                                                                                                          14,561,835
                                                                                                                        ------------

MISCELLANEOUS RETAIL - 2.56%
       1,360,000  BLOCKBUSTER INCORPORATED++                                                     9.00       09/01/2012     1,349,800
       1,000,000  DILLARD'S INCORPORATED AR                                                      7.38       06/01/2006     1,040,000
         730,000  DUANE READE INCORPORATED+++/-                                                  7.01       12/15/2010       730,000
         600,000  JEAN COUTU GROUP (PJC) INCORPORATED++                                          7.63       08/01/2012       630,000
         675,000  PEP BOYS-MANNY MOE & JACK SERIES MTNB                                          6.92       07/07/2006       691,875
         540,000  REMINGTON ARMS COMPANY INCORPORATED                                           10.50       02/01/2011       533,250
       2,105,000  TOYS R US INCORPORATED<<                                                       7.63       08/01/2011     2,141,837
         560,000  TOYS R US INCORPORATED<<                                                       7.88       04/15/2013       567,000
         245,000  UNIVERSAL CITY FLORIDA++                                                       8.38       05/01/2010       257,863

                                                                                                                           7,941,625
                                                                                                                        ------------

MOTION PICTURES - 1.40%
       1,350,000  CINEMARK INCORPORATED^                                                         8.29       03/15/2014     1,009,125
         462,000  MARQUEE INCORPORATED+++/-                                                      6.54       08/15/2010       485,100

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
MOTION PICTURES (continued)
$        881,000  MARQUEE INCORPORATED++                                               8.63%      08/15/2012   $       966,898
       1,660,000  MUZAK FINANCE CORPORATION LLC<<                                     10.00       02/15/2009         1,485,700
         927,000  MUZAK FINANCE CORPORATION LLC (SUBORDINATED BOND)                   13.00       03/15/2010           389,340

                                                                                                                     4,336,163
                                                                                                               ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.09%
       2,510,000  FORD MOTOR CREDIT COMPANY                                            7.25       10/25/2011         2,613,533
       1,400,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                              6.75       12/01/2014         1,346,745
       2,310,000  H&E EQUIPMENT/FINANCE                                               11.13       06/15/2012         2,541,000

                                                                                                                     6,501,278
                                                                                                               ---------------

NONCLASSIFIABLE ESTABLISHMENTS - 0.41%
         733,000  INTERLINE BRANDS INCORPORATED                                       11.50       05/15/2011           828,290
         440,000  TELCORDIA TECHNOLOGIES++                                             8.88       03/01/2013           454,300

                                                                                                                     1,282,590
                                                                                                               ---------------

OIL & GAS EXTRACTION - 0.45%
         705,000  CHESAPEAKE ENERGY CORPORATION++                                      6.38       06/15/2015           745,538
         515,000  MARKWEST ENERGY++                                                    6.88       11/01/2014           530,450
         120,000  UNIVERSAL COMPRESSION INCORPORATED                                   7.25       05/15/2010           127,200

                                                                                                                     1,403,188
                                                                                                               ---------------

PAPER & ALLIED PRODUCTS - 2.25%
       1,600,000  AEP INDUSTRIES INCORPORATED                                          9.88       11/15/2007         1,634,880
       1,000,000  BUCKEYE TECHNOLOGIES INCORPORATED                                    8.00       10/15/2010         1,012,500
       1,050,000  CELLU TISSUE HOLDINGS                                                9.75       03/15/2010         1,102,500
         600,000  CONSOLIDATED CONTAINER COMPANY^                                      7.69       06/15/2009           525,000
       1,175,000  CONSTAR INTERNATIONAL+++/-                                           6.15       02/15/2012         1,192,625
         350,000  DONOHUE FOREST PRODUCTS                                              7.63       05/15/2007           362,250
         985,000  GRAHAM PACKAGING COMPANY++                                           9.88       10/15/2014         1,061,338
         100,000  TEKNI-PLEX INCORPORATED++                                            8.75       11/15/2013            98,000

                                                                                                                     6,989,093
                                                                                                               ---------------

PERSONAL SERVICES - 1.62%
         520,000  CHURCH & DWIGHT COMPANY INCORPORATED++                               6.00       12/15/2012           529,100
       2,627,000  COINMACH CORPORATION                                                 9.00       02/01/2010         2,745,215
         520,000  RURAL METRO CORPORATION++                                            9.88       03/15/2015           520,000
         200,000  SERVICE CORPORATION INTERNATIONAL                                    6.88       10/01/2007           209,500
       1,030,000  STEWART ENTERPRISES++                                                6.25       02/15/2013         1,030,000

                                                                                                                     5,033,815
                                                                                                               ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.29%
         850,000  EL PASO CGP COMPANY                                                  6.50       05/15/2006           875,500
          19,000  GIANT INDUSTRIES INCORPORATED                                       11.00       05/15/2012            22,040

                                                                                                                       897,540
                                                                                                               ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.39%
         720,000  HOLLY ENERGY PARTNERS LIMITED PARTNERSHIP++                          6.25       03/01/2015           723,600
         450,000  TRANSMONTAIGNE INCORPORATED                                          9.13       06/01/2010           483,750

                                                                                                                     1,207,350
                                                                                                               ---------------

PRIMARY METAL INDUSTRIES - 0.32%
         975,000  SHEFFIELD STEEL CORPORATION++                                       11.38       08/15/2011         1,001,813
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 5.89%
$      1,700,000  AMERICAN COLOR GRAPHICS INCORPORATED                                10.00%      06/15/2010   $     1,198,500
         765,000  AMERICAN GREETINGS CORPORATION                                       6.10       08/01/2028           809,944
       1,435,000  AMERICAN MEDIA OPERATIONS SERIES B                                  10.25       05/01/2009         1,495,987
       1,250,000  AMSCAN HOLDINGS INCORPORATED                                         8.75       05/01/2014         1,240,625
         600,000  CADMUS COMMUNICATIONS CORPORATION                                    8.38       06/15/2014           639,000
         911,000  DEX MEDIA WEST LLC/DEX MEDIA FINANCE COMPANY SERIES B                9.88       08/15/2013         1,045,372
       2,225,000  HOUGHTON MIFFLIN COMPANY<<                                           9.88       02/01/2013         2,352,938
         725,000  HOUGHTON MIFFLIN COMPANY^                                           10.55       10/15/2013           511,125
       1,470,000  MAIL WELL I CORPORATION                                              9.63       03/15/2012         1,617,000
         650,000  MEDIANEWS GROUP INCORPORATED                                         6.88       10/01/2013           661,375
         198,592  MERRILL CORPORATION SERIES A+/-                                     12.00       05/01/2009           210,508
         959,024  MERRILL CORPORATION SERIES B+/-                                     12.00       05/01/2009         1,016,565
       2,430,000  PRIMEDIA INCORPORATED<<                                              7.63       04/01/2008         2,466,450
       1,025,000  PRIMEDIA INCORPORATED                                                8.88       05/15/2011         1,107,000
       1,825,000  PRIMEDIA INCORPORATED                                                8.00       05/15/2013         1,943,625

                                                                                                                    18,316,014
                                                                                                               ---------------

REAL ESTATE - 1.80%
       1,315,000  FELCOR SUITES LIMITED PARTNERSHIP                                    7.63       10/01/2007         1,379,106
         400,000  HOST MARRIOTT LIMITED PARTNERSHIP<<                                  7.13       11/01/2013           425,000
       1,615,000  HOST MARRIOTT LIMITED PARTNERSHIP SERIES I                           9.50       01/15/2007         1,744,200
       1,925,000  THORNBURG MORTGAGE INCORPORATED                                      8.00       05/15/2013         2,040,500

                                                                                                                     5,588,806
                                                                                                               ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.45%
         380,000  COOPER STANDARD AUTOMOTIVE++                                         7.00       12/15/2012           374,300
       1,000,000  GEO SUB CORPORATION                                                 11.00       05/15/2012         1,037,500

                                                                                                                     1,411,800
                                                                                                               ---------------

TEXTILE MILL PRODUCTS - 0.51%
         500,000  COLLINS & AIKMAN FLOOR COVER SERIES B                                9.75       02/15/2010           540,000
         235,000  INTERFACE INCORPORATED                                               7.30       04/01/2008           240,287
         725,000  INVISTA++                                                            9.25       05/01/2012           813,813

                                                                                                                     1,594,100
                                                                                                               ---------------

TOBACCO PRODUCTS - 0.87%
       1,750,000  ALTRIA GROUP INCORPORATED                                            7.65       07/01/2008         1,913,545
         350,000  RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED                            7.25       06/01/2012           368,375
         400,000  RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED SERIES B                   7.75       05/15/2006           416,000

                                                                                                                     2,697,920
                                                                                                               ---------------

TRANSPORTATION BY AIR - 0.86%
         925,000  DELTA AIR LINES<<                                                    8.30       12/15/2029           344,563
       2,825,000  EVERGREEN INTERNATIONAL AVIATION INCORPORATED<<                     12.00       05/15/2010         2,316,500

                                                                                                                     2,661,063
                                                                                                               ---------------

TRANSPORTATION EQUIPMENT - 2.76%
         655,000  COLLINS & AIKMAN CORPORATION<<                                      10.75       12/31/2011           622,250
         350,000  DANA CORPORATION++                                                   5.85       01/15/2015           336,661
         250,000  DELCO REMY INTERNATIONAL INCORPORATED                                8.63       12/15/2007           253,750
         100,000  DELCO REMY INTERNATIONAL INCORPORATED+/-                             6.07       04/15/2009           102,000
       1,585,000  EAGLE-PICHER INDUSTRIES INCORPORATED<<                               9.75       09/01/2013         1,299,700
          85,000  FEDERAL-MOGUL CORPORATION^^                                          7.88       07/01/2010            27,200
         660,000  FEDERAL-MOGUL CORPORATION^^                                          8.80       04/15/2007           211,200
         735,000  FEDERAL-MOGUL CORPORATION^^                                          7.50       01/15/2009           235,200
       3,050,000  GENERAL MOTORS CORPORATION<<                                         7.13       07/15/2013         2,990,562

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
        $200,000  LAZYDAYS RV CENTER INCORPORATED                                     11.75%      05/15/2012    $      221,000
         970,000  PEP BOYS- MANNY MOE & JACK<<                                         7.50       12/15/2014           989,400
         325,000  TENNECO AUTOMOTIVE INCORPORATED++                                    8.63       11/15/2014           346,125
         143,000  TRW AUTOMOTIVE INCORPORATED<<                                        9.38       02/15/2013           161,590
         656,000  TRW AUTOMOTIVE INCORPORATED<<                                       11.00       02/15/2013           770,800

                                                                                                                     8,567,438
                                                                                                                --------------

TRANSPORTATION SERVICES - 0.40%
         965,000  TRAILER BRIDGE INCORPORATED++                                        9.25       11/15/2011           984,300
         250,000  WILLIAMS SCOTSMAN INCORPORATED                                      10.00       08/15/2008           273,125

                                                                                                                     1,257,425
                                                                                                                --------------

WATER TRANSPORTATION - 0.17%
         500,000  OMI CORPORATION                                                      7.63       12/01/2013           516,250
                                                                                                                --------------

WHOLESALE TRADE-DURABLE GOODS - 1.06%
         650,000  DURA OPERATING CORPORATION SERIES B<<                                8.63       04/15/2012           650,000
         295,000  OWENS & MINOR INCORPORATED                                           8.50       07/15/2011           320,075
       1,350,000  SEALY MATTRESS COMPANY<<                                             8.25       06/15/2014         1,414,125
         900,000  VISTEON CORPORATION<<                                                7.00       03/10/2014           821,250
          75,000  WESCO DISTRIBUTION INCORPORATED                                      9.13       06/01/2008            77,282

                                                                                                                     3,282,732
                                                                                                                --------------

TOTAL CORPORATE BONDS & NOTES (COST $251,560,983)                                                                  260,971,025
                                                                                                                --------------

FOREIGN GOVERNMENT BONDS@ - 1.12%
       1,050,000  BOMBARDIER RECREATIONAL PRODUCTS INCORPORATED                        8.38       12/15/2013         1,128,749
         495,000  INTELSAT BERMUDA LIMITED+++/-                                        7.79       01/15/2012           508,612
         250,000  INTELSAT BERMUDA LIMITED++                                           8.25       01/15/2013           261,874
         530,000  INTELSAT LIMITED                                                     5.25       11/01/2008           499,525
         875,000  MAAX CORPORATION                                                     9.75       06/15/2012           923,125
         140,000  ROGERS WIRELESS INCORPORATED                                         7.25       12/15/2012           151,550

TOTAL FOREIGN GOVERNMENT BONDS (COST $3,381,809)                                                                     3,473,435
                                                                                                                --------------

TERM LOANS - 8.38%
       1,826,877  24 HOUR FITNESS TERM LOAN B+++/-                                     6.06       07/01/2009         1,848,197
       1,000,000  ALLIANCE IMAGING TERM LOAN C1+++/-                                   5.13       12/29/2011         1,011,250
       1,300,000  ALLIANCE LAUNDRY TERM LOAN+++/-                                      4.84       01/25/2012         1,313,819
         915,000  CARROLS CORPORATION TERM LOAN B+++/-                                 4.94       12/31/2010           930,253
       1,776,151  CHARTER COMMUNICATIONS OPERATING LLC TERM LOAN B+++/-                4.92       04/07/2011         1,780,449
         550,000  COLLINS & AIKMAN TRANCHE B-1 TERM LOAN+++/-                          6.34       08/31/2011           551,545
         378,100  CONSOLIDATED CONTAINER TERM LOAN+++/-                                4.51       12/15/2008           381,881
         140,521  COOPER STANDARD TERM LOAN B+++/-                                     4.75       12/23/2011           142,453
         226,055  COOPER STANDARD TERM LOAN C+++/-                                     4.38       12/23/2011           228,881
         325,000  DEL LABORATORIES TERM LOAN B+++/-                                    4.84       07/26/2011           329,062
       1,500,000  DENNY'S CORPORATION 2ND LIEN TERM LOAN+++/-                          7.21       08/26/2010         1,549,695
         875,000  DOANE PET CARE TERM LOAN+++/-                                        6.20       11/03/2009           888,125
         647,400  EL PASO CORPORATION TERM LOAN B+++/-                                 5.10       11/22/2009           658,568
       1,300,000  GRAHAM PACKAGING COMPANY 2ND LIEN TERM LOAN C+++/-                   6.44       04/01/2012         1,336,569
       1,250,000  GRAND VEHICLE WORKS 2ND LIEN TERM LOAN+++/-                          8.16       07/23/2011         1,100,000
         420,000  INTELSAT TERM LOAN B+++/-                                            4.44       07/27/2011           426,300
       1,000,000  JUNO LIGHTING INCORPORATED 2ND LIEN TERM LOAN+++/-                   8.35       05/21/2011         1,018,750
          14,244  LEVI STRAUSS & COMPANY BANK DEBT+++/-                                8.88       09/29/2009            15,148
         532,999  LEVI STRAUSS & COMPANY BANK DEBT+++/-                                9.14       09/29/2009           566,845
       1,100,000  MAIDENFORM INCORPORATED 2ND LIEN TERM LOAN+++/-                     10.21       05/11/2011         1,122,000
       1,850,000  PIEDMONT HAWTHORNE 2ND LIEN TERM LOAN+++/-                           7.67       08/27/2011         1,866,187
         565,000  PQ CORPORATION TERM LOAN B+++/-                                      4.75       02/11/2012           574,181
         140,000  RAYOVAC CORPORATION TERM LOAN B+++/-                                 4.59       02/07/2012           142,450
         550,000  REGENCY GAS SERVICES 1ST LIEN TERM LOAN+++/-                         5.31       06/01/2010           559,625

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
TERM LOANS (continued)
$        550,000  REGENCY GAS SERVICES 2ND LIEN TERM LOAN+++/-                         8.78%      12/01/2010   $       562,375
         800,000  SUNNY DELIGHT BEVERAGES COMPANY 2ND LIEN TERM LOAN+++/-             10.04       08/20/2010           736,000
       1,970,000  TOWER AUTOMOTIVE 1ST LIEN TERM LOAN+++/-                             6.81       05/24/2009         1,965,075
         298,496  UNITED RENTALS 1ST LIEN TERM LOAN B+++/-                             4.28       02/14/2011           302,974
         420,000  VALOR TELECOMMUNICATIONS TERM LOAN B+++/-                            6.50       02/14/2012           425,460
         350,000  VERIFONE INCORPORATED 2ND LIEN TERM LOAN+++/-                        7.68       12/31/2011           360,500
       1,339,875  WASTE SERVICES INCORPORATED TRANCHE B+++/-                           4.54       04/30/2011         1,349,924

TOTAL TERM LOANS (COST $25,925,432)                                                                                 26,044,541
                                                                                                               ---------------
SHARES

COMMON STOCK - 0.00%

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.00%
              92  FOSTER WHEELER LIMITED+                                                                                1,648
                                                                                                               ---------------

TOTAL COMMON STOCK (COST $485)                                                                                           1,648
                                                                                                               ---------------

PREFERRED STOCKS - 1.14%
          30,000  FIRST REPUBLIC BANK PREFERRED CAPITAL CORPORATION II++(Y)                                            744,375
               1  FOSTER WHEELER LIMITED(a)                                                                                672
             800  LEVITZ HOME FURNISHINGS++(Y)                                                                         808,000
             120  PAXSON COMMUNICATIONS CORPORATION(Y)                                                                 973,423
             640  PORT TOWNSEND PAPER CORPORATION SERIES UNIT++(Y)                                                     643,200
          15,050  REGENCY CENTERS CORPORATION(Y)                                                                       391,450

TOTAL PREFERRED STOCKS (COST $3,538,095)                                                                             3,561,120
                                                                                                               ---------------

COLLATERAL FOR SECURITIES LENDING - 16.83%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.08%

  3,363,185       SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                             3,363,185
                                                                                                               ---------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS - 15.75%

  2,000,000       CONCORD MINUTEMEN CAPITAL COMPANY COMMERCIAL PAPER SERIES B          2.57       03/07/2006         1,934,260

  2,000,000       LEGACY CAPITAL CORPORATION                                           2.56       03/23/2005         1,996,840

  45,000,000      DEUTSCHE BANK AGENCY MONEY MARKET REPURCHASE AGREEMENT               2.62       03/01/2005        45,000,000

                                                                                                                    48,931,100

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $52,294,285)                                                          52,294,285
                                                                                                               ---------------

SHORT-TERM INVESTMENTS - 2.87%

REPURCHASE AGREEMENTS - 2.87%
       2,443,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $2,443,172)                    2.57       03/01/2005         2,443,000
       6,479,000  MORGAN STANLEY GROUP - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $6,479,456)                               2.57       03/01/2005         6,479,000

                                                                                                                     8,922,000
                                                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,922,000)                                                                       8,922,000
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $345,623,089)*                                     114.32%                                               $   355,268,054

OTHER ASSETS AND LIABILITIES, NET                        (14.32)                                                   (44,499,169)
                                                         ------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $   310,768,885
                                                         ------                                                ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE SECURITIES.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
AFFILIATED BOND FUNDS - 3.78%
       1,053,097  WELLS FARGO HIGH YIELD BOND FUND CLASS A>>                                                     $   11,204,955

TOTAL AFFILIATED BOND FUNDS (COST $11,103,264)                                                                       11,204,955
                                                                                                                 --------------

BOND FUNDS - 5.13%
         136,500  ISHARES GS INVESTOP CORPORATE BOND FUND<<                                                          15,202,005

TOTAL BOND FUNDS (COST $15,015,819)                                                                                  15,202,005
                                                                                                                 --------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
AGENCY NOTES - INTEREST BEARING - 4.06%
$      3,740,000  FHLB                                                                 3.63%      01/15/2008          3,712,594
       3,740,000  FHLMC                                                                4.50       01/15/2014          3,712,414
       2,260,000  FNMA                                                                 3.13       12/15/2007          2,211,220
       1,905,000  FNMA<<                                                               5.25       01/15/2009          1,977,889
         405,000  FNMA SERIES 1<<                                                      3.88       02/15/2010            397,120

TOTAL AGENCY NOTES - INTEREST BEARING (COST $12,121,917)                                                             12,011,237
                                                                                                                 --------------

ASSET-BACKED SECURITIES - 3.06%
         260,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2002-C CLASS A4      3.55       02/12/2009            259,440
       2,155,000  CAPITAL ONE AUTO FINANCE TRUST SERIES 2003-B CLASS A4                3.18       09/15/2010          2,116,504
       1,265,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                2.97       05/15/2009          1,247,909
       2,425,000  JOHN DEERE OWNER TRUST SERIES 2004-A CLASS A4                        3.02       03/15/2011          2,367,791
       3,110,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4            3.20       12/13/2010          3,054,881

TOTAL ASSET-BACKED SECURITIES (COST $9,219,729)                                                                       9,046,525
                                                                                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.86%
      50,176,247  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-1 CLASS XP(C)+/-                                                0.83       11/10/2039          1,401,638
      19,458,213  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-2 CLASS XP(C)+/-                                                1.16       11/10/2038            860,092
      54,465,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-4 CLASS XP(C)+/-                                                0.76       07/10/2042          1,836,162
      25,485,000  BEAR STERNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-PWR6
                  CLASS X2(C)+/-                                                       0.73       11/11/2041            932,784
       2,350,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C2 CLASS A3          4.38       10/15/2041          2,311,800
      27,384,719  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  1998-C2 CLASS AX(C)+/-                                               0.93       11/11/2030            841,793
      35,551,373  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-C3 CLASS AX(C)+/-++                                             0.24       05/15/2038          1,470,053
       3,071,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B        7.30       06/10/2032          3,402,298
      25,500,000  FIRST UNION NATIONAL BANK - BANK OF AMERICA COMMERCIAL
                  MORTGAGE TRUST INTEREST ONLY SERIES 2001-C1 CLASS IO2+/-++(C)        1.73       03/15/2033          1,730,728
       2,420,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                  CLASS A2                                                             7.39       12/15/2031          2,701,658
      26,679,984  GE CAPITAL MORTGAGE CORPORATION SERIES 2004-C1 CLASS X2+/-(C)        0.30       11/10/2038          1,217,771
      41,706,880  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED INTEREST
                  ONLY SERIES 2002-C1 CLASS X1(C)+/-++                                 0.51       11/15/2039          1,369,495
       2,607,655  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  1997-C1 CLASS A3                                                     6.87       07/15/2029          2,731,779
     114,600,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2004-GG1A CLASS XP+/-++(C)                                           0.39       06/10/2036          1,962,147
       2,590,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2005-GG3 CLASS A2+/-                                                 4.31       08/10/2042          2,572,093
      20,765,786  MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS
                  X+/-++(C)                                                            1.63       05/28/2040          1,362,236
      22,451,492  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-++(C)             1.47       10/28/2033          1,048,485
       3,105,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS A2     7.46       07/18/2033          3,427,396
      32,164,371  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002 KEY2
                  X1+/-++(C)                                                           1.25       03/18/2036          1,955,041

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $35,596,864)                                                         35,135,449
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
CORPORATE BONDS & NOTES - 42.88%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.93%
$      2,200,000  D.R. HORTON INCORPORATED                                             5.63%      09/15/2014   $   2,213,816
         540,000  MDC HOLDINGS INCORPORATED                                            5.50       05/15/2013         545,630

                                                                                                                   2,759,446
                                                                                                               -------------

CHEMICALS & ALLIED PRODUCTS - 0.37%
       1,015,000  LUBRIZOL CORPORATION                                                 6.50       10/01/2034       1,087,746
                                                                                                               -------------

COMMUNICATIONS - 6.94%
         865,000  AT&T WIRELESS SERVICES INCORPORATED                                  7.88       03/01/2011       1,003,650
       1,010,000  BRITISH TELECOMMUNICATIONS PLC                                       8.38       12/15/2010       1,191,186
       2,135,000  COMCAST CABLE COMMUNICATIONS                                         8.38       05/01/2007       2,319,475
       2,920,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                   8.38       03/15/2013       3,552,633
       2,035,000  COX COMMUNICATIONS INCORPORATED                                      7.13       10/01/2012       2,271,442
         845,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                            8.75       06/15/2030       1,138,822
       1,260,000  SBC COMMUNICATIONS                                                   5.10       09/15/2014       1,259,127
       1,560,000  SPRINT CAPITAL CORPORATION                                           4.78       08/17/2006       1,576,491
       1,220,000  SPRINT CAPITAL CORPORATION                                           6.90       05/01/2019       1,364,753
       1,610,000  TELECOM ITALIA CAPITAL++                                             6.00       09/30/2034       1,621,722
         560,000  VERIZON GLOBAL FUNDING CORPORATION                                   7.75       12/01/2030         697,346
       1,725,000  VERIZON NEW ENGLAND INCORPORATED                                     6.50       09/15/2011       1,876,778
         590,000  VODAFONE GROUP PLC                                                   7.75       02/15/2010         674,925

                                                                                                                  20,548,350
                                                                                                               -------------

DEPOSITORY INSTITUTIONS - 5.44%
       1,140,000  BANK OF AMERICA CORPORATION                                          7.80       09/15/2016       1,390,400
       5,140,000  CITIGROUP INCORPORATED                                               5.00       09/15/2014       5,154,001
       3,335,000  HSBC HOLDINGS PLC                                                    7.50       07/15/2009       3,736,674
       1,525,000  NATIONAL CITY BANK SERIES BKNT                                       6.20       12/15/2011       1,652,318
       2,620,000  NATIONAL WESTMINSTER BANK PLC                                        7.38       10/01/2009       2,928,497
       1,255,000  WASHINGTON MUTUAL BANK FA                                            5.13       01/15/2015       1,249,430

                                                                                                                  16,111,320
                                                                                                               -------------

ELECTRIC, GAS & SANITARY SERVICES - 3.84%
       1,715,000  ALLIED WASTE NORTH AMERICA SERIES B                                  7.63       01/01/2006       1,769,691
         915,000  AMEREN CORPORATION                                                   4.26       05/15/2007         917,769
         775,000  AMERICAN ELECTRIC POWER SERIES C                                     5.38       03/15/2010         800,119
       1,075,000  CONSTELLATION ENERGY GROUP INCORPORATED<<                            4.55       06/15/2015       1,024,009
         660,000  CONSTELLATION ENERGY GROUP INCORPORATED                              7.60       04/01/2032         813,129
       1,290,000  DOMINION RESOURCES INCORPORATED SERIES A                             3.66       11/15/2006       1,283,132
         680,000  DOMINION RESOURCES INCORPORATED SERIES E                             6.75       12/15/2032         760,724
       2,210,000  FPL GROUP CAPITAL INCORPORATED                                       4.09       02/16/2007       2,212,378
       1,240,000  MIDAMERICAN ENERGY HOLDINGS                                          5.88       10/01/2012       1,304,571
         435,000  PROGRESS ENERGY INCORPORATED                                         7.00       10/30/2031         493,915

                                                                                                                  11,379,437
                                                                                                               -------------

FINANCIAL SERVICES - 0.77%
       2,355,000  NATIONWIDE BUILDING SOCIETY++                                        2.63       01/30/2007       2,294,844
                                                                                                               -------------

FOOD & KINDRED PRODUCTS - 1.45%
       1,930,000  CIA BRASILEIRA DE BEBIDAS                                           10.50       12/15/2011       2,431,800
       1,250,000  CIA BRASILEIRA DE BEBIDAS                                            8.75       09/15/2013       1,477,500
         365,000  GENERAL MILLS INCORPORATED                                           5.13       02/15/2007         372,555

                                                                                                                   4,281,855
                                                                                                               -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
GENERAL MERCHANDISE STORES - 0.65%
$      1,560,568  CVS CORPORATION++                                                    5.30%      01/11/2027   $    1,550,752
         350,000  FEDERATED DEPARTMENT STORES                                          6.63       04/01/2011          385,306

                                                                                                                    1,936,058
                                                                                                               --------------

HEALTH SERVICES - 1.00%
         390,000  HUMANA INCORPORATED                                                  6.30       08/01/2018          411,333
         725,000  UNITEDHEALTH GROUP INCORPORATED                                      4.88       04/01/2013          723,296
       1,845,000  WELLPOINT INCORPORATED++                                             5.00       12/15/2014        1,825,168

                                                                                                                    2,959,797
                                                                                                               --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.81%
         810,000  ERP OPERATING LIMITED PARTNERSHIP                                    5.25       09/15/2014          817,087
       1,490,000  SIMON PROPERTY GROUP LIMITED PARTNERSHIP                             6.38       11/15/2007        1,567,781

                                                                                                                    2,384,868
                                                                                                               --------------

INSURANCE CARRIERS - 3.86%
       1,655,000  AETNA INCORPORATED                                                   7.88       03/01/2011        1,913,620
         910,000  ASSURANT INCORPORATED                                                6.75       02/15/2034        1,008,648
         460,000  JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                         5.63       12/01/2008          480,031
         660,000  METLIFE INCORPORATED                                                 5.38       12/15/2012          679,626
       2,440,000  ODYSSEY RE HOLDINGS                                                  7.65       11/01/2013        2,719,046
       1,120,000  OHIO CASUALTY CORPORATION                                            7.30       06/15/2014        1,206,643
       1,370,000  PRINCIPAL LIFE INCORPORATED FUNDING<<                                3.20       04/01/2009        1,307,747
       1,175,000  PRUDENTIAL FINANCIAL INCORPORATED                                    4.10       11/15/2006        1,180,422
         950,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                         3.75       05/01/2008          934,818

                                                                                                                   11,430,601
                                                                                                               --------------

MOTION PICTURES - 0.50%
       1,130,000  TIME WARNER ENTERTAINMENT COMPANIES LIMITED PARTNERSHIP              8.38       07/15/2033        1,469,617
                                                                                                               --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.12%
       1,435,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                     2.75       06/15/2008        1,367,446
         655,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                     4.00       03/15/2011          627,546
         740,000  CIT GROUP INCORPORATED SERIES MTN                                    4.75       12/15/2010          740,523
       2,410,000  COUNTRYWIDE HOME LOANS INCORPORATED                                  3.25       05/21/2008        2,329,219
       1,865,000  FORD MOTOR CREDIT COMPANY                                            7.38       10/28/2009        1,955,277
       2,800,000  FORD MOTOR CREDIT COMPANY<<                                          7.00       10/01/2013        2,876,745
         710,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.75       12/01/2014          682,992
       3,550,000  HOUSEHOLD FINANCE CORPORATION                                        8.00       07/15/2010        4,100,417
         480,000  MBNA CORP CORPORATION SERIES MTN                                     5.63       11/30/2007          496,179

                                                                                                                   15,176,344
                                                                                                               --------------

OIL & GAS EXTRACTION - 1.42%
         580,000  CANADIAN NATURAL RESOURCES                                           5.85       02/01/2035          584,308
       1,445,000  CONOCOPHILLIPS                                                       8.75       05/25/2010        1,727,090
       1,695,000  PEMEX PROJECT FUNDING MASTER TRUST                                   7.38       12/15/2014        1,881,450

                                                                                                                    4,192,848
                                                                                                               --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.23%
         600,000  KEYSPAN CORPORATION                                                  7.63       11/15/2010          691,759
                                                                                                               --------------

PIPELINES, EXCEPT NATURAL GAS - 0.18%
         530,000  MAGELLAN MIDSTREAM PARTNERS                                          5.65       10/15/2016          537,176
                                                                                                               --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.11%
$        300,000  DEX MEDIA INCORPORATED                                               8.00%      11/15/2013    $      325,500
                                                                                                                --------------

RAILROAD TRANSPORTATION - 1.06%
         625,000  BURLINGTON NORTHERN SANTA FE                                         7.00       12/15/2025           726,507
         515,000  CANADIAN NATIONAL RAILWAY COMPANY                                    6.38       10/15/2011           562,374
       1,185,000  UNION PACIFIC CORPORATION                                            5.38       05/01/2014         1,216,380
         645,000  UNION PACIFIC CORPORATION                                            4.88       01/15/2015           633,246

                                                                                                                     3,138,507
                                                                                                                --------------

REAL ESTATE - 0.42%
         410,000  DUKE REALTY LIMITED PARTNERSHIP<<                                    5.40       08/15/2014           417,424
         780,000  SIMON PROPERTY GROUP LIMITED PARTNERSHIP                             6.35       08/28/2012           839,535

                                                                                                                     1,256,959
                                                                                                                --------------

REITS - 0.19%
         580,000  CAMDEN PROPERTY TRUST                                                4.38       01/15/2010           569,406
                                                                                                                --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.67%
       4,845,000  CREDIT SUISSE FB USA INCORPORATED                                    4.70       06/01/2009         4,892,181
       1,015,000  GOLDMAN SACHS CAPITAL INCORPORATED<<                                 6.35       02/15/2034         1,075,828
         767,000  JEFFERIES GROUP INCORPORATED                                         7.75       03/15/2012           870,459
       4,045,000  JP MORGAN CHASE & COMPANY                                            6.63       03/15/2012         4,479,255
       1,615,000  JP MORGAN CHASE & COMPANY<<                                          5.13       09/15/2014         1,625,258
       2,180,000  MERRILL LYNCH & COMPANY                                              5.00       01/15/2015         2,156,476
       1,745,000  MORGAN STANLEY                                                       4.75       04/01/2014         1,698,895

                                                                                                                    16,798,352
                                                                                                                --------------

TRANSPORTATION EQUIPMENT - 1.48%
         750,000  DAIMLERCHRYSLER AG                                                   7.45       03/01/2027           850,939
       2,300,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                8.00       11/01/2031         2,307,188
         860,000  NORTHROP GRUMMAN CORPORATION                                         4.08       11/16/2006           861,672
         353,000  RAYTHEON COMPANY                                                     6.75       08/15/2007           373,978

                                                                                                                     4,393,777
                                                                                                                --------------

WATER TRANSPORTATION - 0.44%
         705,000  REPUBLIC SERVICES INCORPORATED                                       6.75       08/15/2011           777,315
         535,000  UNITED UTILITIES                                                     5.38       02/01/2019           522,990

                                                                                                                     1,300,305
                                                                                                                --------------

TOTAL CORPORATE BONDS & NOTES (COST $126,057,001)                                                                  127,024,872
                                                                                                                --------------

MORTGAGE-BACKED SECURITIES - 2.36%
      38,241,717  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-C1 CLASS AX+/-++(C)                                      0.05       01/15/2037           968,066
      29,991,557  LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE OBLIGATION SERIES C3
                  CLASS X CLASS+/-++(C)                                                0.21       02/15/2037           920,396
      74,940,071  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002 C1+/-++(C)       0.29       04/15/2034         2,261,804
      44,077,651  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003 C4
                  XP+/-++(C)                                                           1.02       04/15/2035         1,686,847
      10,416,677  WASHINGTON MUTUAL ASSET SECURITIES CORPORATION SERIES
                  2003-C1A CLASS X+/-++(C)                                             3.31       01/25/2035         1,140,716

TOTAL MORTGAGE-BACKED SECURITIES (COST $6,865,216)                                                                   6,977,829
                                                                                                                --------------

FOREIGN GOVERNMENT BONDS@ - 1.30%
         455,000  MALAYSIA GOVERNMENT INTERNATIONAL BOND                               8.75       06/01/2009           528,430
       1,075,000  REPUBLIC OF SOUTH AFRICA                                             6.50       06/02/2014         1,174,438

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FOREIGN GOVERNMENT BONDS (continued)
$        750,000  UNITED MEXICAN STATES                                                6.63%      03/03/2015   $      803,625
       1,320,000  UNITED MEXICAN STATES                                                6.75       09/27/2034        1,344,420

TOTAL FOREIGN GOVERNMENT BONDS (COST $3,695,976)                                                                    3,850,913
                                                                                                               --------------

US GOVERNMENT AGENCY SECURITIES - 5.72%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.82%
       2,285,000  FHLMC<<                                                              5.50       09/15/2011        2,418,600
                                                                                                               --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.90%
       6,335,000  FNMA                                                                 5.00       01/15/2007        6,479,362
       3,000,000  FNMA                                                                 6.38       06/15/2009        3,251,835
       4,000,000  FNMA<<                                                               7.13       06/15/2010        4,521,808
         248,699  FNMA #520842                                                         8.00       11/01/2029          270,137

                                                                                                                   14,523,142
                                                                                                               --------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $17,009,411)                                                           16,941,742
                                                                                                               --------------

US TREASURY SECURITIES - 18.19%

US TREASURY BONDS - 0.67%
       1,785,000  US TREASURY BOND<<                                                   5.38       02/15/2031        1,962,663
                                                                                                               --------------

US TREASURY NOTES - 17.52%
       2,000,000  US TREASURY NOTE<<                                                   1.88       12/31/2005        1,978,516
       8,000,000  US TREASURY NOTE<<                                                   3.13       01/31/2007        7,933,752
       3,025,000  US TREASURY NOTE<<                                                   3.13       05/15/2007        2,992,506
      10,675,000  US TREASURY NOTE<<                                                   2.75       08/15/2007       10,446,075
       3,395,000  US TREASURY NOTE<<                                                   3.00       11/15/2007        3,333,598
       5,200,000  US TREASURY NOTE<<                                                   5.63       05/15/2008        5,486,203
       1,550,000  US TREASURY NOTE<<                                                   3.38       11/15/2008        1,523,904
       9,110,000  US TREASURY NOTE<<                                                   3.25       01/15/2009        8,905,380
       5,420,000  US TREASURY NOTE<<                                                   3.63       01/15/2010        5,328,960
         855,000  US TREASURY NOTE<<                                                   4.25       08/15/2013          851,059
       3,210,000  US TREASURY NOTE<<                                                   4.00       02/15/2015        3,117,713

                                                                                                                   51,897,666
                                                                                                               --------------

TOTAL US TREASURY SECURITIES (COST $54,502,271)                                                                    53,860,329
                                                                                                               --------------

COLLATERAL FOR SECURITIES LENDING - 24.89%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.62%
       1,839,978  SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                            1,839,978
                                                                                                               --------------

COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS - 24.27%
       3,000,000 CONCORD MINUTEMEN CAP COMPANY COMMERCIAL PAPER SERIES B               2.57       03/07/2006        2,901,390
       3,000,000 LEGACY CAPITAL CORPORATION                                            2.56       03/23/2005        2,995,260
       2,000,000 PICAROS FUNDING LLC CPDN                                              2.54       03/01/2005        2,000,000
      64,000,000  DEUTSCHE BANK MONEY MARKET REPURCHASE AGREEMENT                      0.00       03/01/2005       64,000,000

                                                                                                                   71,896,650
                                                                                                               --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $73,736,628)                                                         73,736,628
                                                                                                               --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                           VALUE
SHORT-TERM INVESTMENTS - 1.22%

MUTUAL FUND - 1.12%
       3,323,275  WELLS FARGO MONEY MARKET TRUST~>>                                                        3,323,275
                                                                                                     ---------------

PRINCIPAL                                                              INTEREST RATE  MATURITY DATE
US TREASURY BILLS - 0.10%
         300,000  US TREASURY BILL^                                          2.36       04/14/2005           299,131
                                                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,622,463)                                                             3,622,406
                                                                                                     ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $368,546,559)*                                     124.45%                                     $   368,614,889

OTHER ASSETS AND LIABILITIES, NET                        (24.45)                                         (72,415,325)
                                                        -------                                      ---------------

TOTAL NET ASSETS                                         100.00%                                     $   296,199,564
                                                        -------                                      ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,426,539.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INCOME PLUS FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
AFFILIATED BOND FUNDS - 40.66%
       2,731,402  WELLS FARGO HIGH YIELD BOND FUND CLASS A>>                                                     $    29,062,119

TOTAL AFFILIATED BOND FUNDS (COST $28,461,211)                                                                        29,062,119
                                                                                                                 ---------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
ASSET-BACKED SECURITIES - 4.98%
$        460,000  ACCREDITED MORTGAGE LOAN TRUST SERIES 2005-1 CLASS A2A+/-              2.72%      03/25/2035           460,000
         515,000  CAPITAL ONE AUTO FINANCE TRUST SERIES 2003-B CLASS A4                  3.18       09/15/2010           505,800
         310,000  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-NC1 CLASS A1A+/-            2.72       01/25/2035           309,964
         165,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                  2.97       05/15/2009           162,771
         360,000  JOHN DEERE OWNER TRUST SERIES 2004-A CLASS A4                          3.02       03/15/2011           351,507
         615,000  ONYX ACCEPTANCE AUTO TRUST SERIES 2004-A CLASS A4                      2.94       12/15/2010           599,480
         670,000  WFS FINANCIAL OWNER TRUST SERIES 2004-2 CLASS A4                       3.54       11/21/2011           662,925
         500,000  WHOLE AUTO LOAN TRUST++                                                5.60       03/15/2011           505,483

TOTAL ASSET-BACKED SECURITIES (COST $3,594,780)                                                                        3,557,930
                                                                                                                 ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.81%
       6,960,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-4 CLASS XP+/-(C)                                                  0.76       07/10/2042           234,640
         290,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C2 CLASS A3            4.38       10/15/2041           285,286
       3,787,202  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  1998-C2 CLASS AX(C)+/-                                                 0.93       11/11/2030           116,417
       5,467,549  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-C3 CLASS AX(C)+++/-                                               0.24       05/15/2038           226,084
       1,960,000  FIRST UNION NATIONAL BANK - BANK OF AMERICA COMMERCIAL
                  MORTGAGE TRUST INTEREST ONLY SERIES 2001-C1 CLASS IO2(C)+/-++          1.73       03/15/2033           133,028
         315,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                  CLASS A2                                                               7.39       12/15/2031           351,662
       4,154,207  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED INTEREST
                  ONLY SERIES 2002-C1 CLASS X1(C)+/-++                                   0.51       11/15/2039           136,408
         380,125  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  1997-C1 CLASS A3                                                       6.87       07/15/2029           398,219
      15,170,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2004-GG1A CLASS XP(C)+/-++                                             0.39       06/10/2036           259,736
         350,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2005-GG3 CLASS A2+/-                                                   4.31       08/10/2042           347,580
       3,334,688  MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS
                  X(C)+/-++                                                              1.63       05/28/2040           218,756
       2,931,278  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(C)++               1.47       10/28/2033           136,891
         270,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS A2       7.46       07/18/2033           298,034
       4,880,604  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002 KEY2
                  X1+/-++(C)                                                             1.25       03/18/2036           296,657

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,477,293)                                                            3,439,398
                                                                                                                 ---------------

CORPORATE BONDS & NOTES - 32.84%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.78%
         280,000  D.R. HORTON INCORPORATED                                               5.63       09/15/2014           281,759
         130,000  MDC HOLDINGS INCORPORATED                                              5.50       05/15/2013           131,355
         145,000  PULTE HOMES INCORPORATED                                               5.20       02/15/2015           142,112

                                                                                                                         555,226
                                                                                                                 ---------------

BUSINESS SERVICES - 1.14%
         825,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                        4.75       09/15/2014           818,355
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
CHEMICALS & ALLIED PRODUCTS - 0.51%
$         70,000  ABBOTT LABORATORIES                                                  5.63%      07/01/2006    $        71,702
         135,000  ALBEMARLE CORPORATION                                                5.10       02/01/2015            133,851
         150,000  LUBRIZOL CORPORATION                                                 6.50       10/01/2034            160,751

                                                                                                                        366,304
                                                                                                                ---------------

COMMUNICATIONS - 4.05%
          95,000  AMERICA MOVIL SA DE CV                                               6.38       03/01/2035             92,585
         120,000  AT&T WIRELESS SERVICES INCORPORATED                                  7.88       03/01/2011            139,235
         165,000  BRITISH TELECOMMUNICATIONS PLC                                       8.38       12/15/2010            194,600
         500,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                   8.38       03/15/2013            608,327
         265,000  COX COMMUNICATIONS INCORPORATED                                      7.13       10/01/2012            295,790
         145,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                            8.75       06/15/2030            195,419
         110,000  SBC COMMUNICATIONS                                                   5.10       09/15/2014            109,924
         350,000  SPRINT CAPITAL CORPORATION                                           6.90       05/01/2019            391,528
         240,000  TELECOM ITALIA CAPITAL++                                             6.00       09/30/2034            241,747
         165,000  VERIZON GLOBAL FUNDING CORPORATION                                   7.75       12/01/2030            205,468
         300,000  VERIZON NEW ENGLAND INCORPORATED                                     6.50       09/15/2011            326,396
          85,000  VODAFONE GROUP PLC                                                   7.75       02/15/2010             97,235

                                                                                                                      2,898,254
                                                                                                                ---------------

DEPOSITORY INSTITUTIONS - 3.59%
         365,000  BANK OF AMERICA CORPORATION                                          7.80       09/15/2016            445,172
         810,000  CITIGROUP INCORPORATED                                               5.00       09/15/2014            812,206
         135,000  HSBC HOLDINGS PLC                                                    7.50       07/15/2009            151,260
         140,000  JP MORGAN CHASE & COMPANY                                            5.25       05/30/2007            143,739
         270,000  NATIONAL CITY BANK SERIES BKNT                                       6.20       12/15/2011            292,542
         505,000  NATIONAL WESTMINSTER BANK PLC                                        7.38       10/01/2009            564,462
         160,000  WASHINGTON MUTUAL BANK FA                                            5.13       01/15/2015            159,290

                                                                                                                      2,568,671
                                                                                                                ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.67%
         435,000  ALLIED WASTE NORTH AMERICA SERIES B                                  7.63       01/01/2006            448,872
         155,000  AMEREN CORPORATION                                                   4.26       05/15/2007            155,469
         135,000  AMERICAN ELECTRIC POWER SERIES C                                     5.38       03/15/2010            139,376
         130,000  CONSTELLATION ENERGY GROUP INCORPORATED                              7.60       04/01/2032            160,162
         165,000  DOMINION RESOURCES INCORPORATED SERIES A                             3.66       11/15/2006            164,122
         155,000  DOMINION RESOURCES INCORPORATED SERIES E                             6.75       12/15/2032            173,400
         375,000  FPL GROUP CAPITAL INCORPORATED                                       4.09       02/16/2007            375,403
         205,000  MIDAMERICAN ENERGY HOLDINGS                                          5.88       10/01/2012            215,675
          70,000  PROGRESS ENERGY INCORPORATED                                         7.00       10/30/2031             79,481

                                                                                                                      1,911,960
                                                                                                                ---------------

FINANCIAL SERVICES - 0.69%
         505,000  NATIONWIDE BUILDING SOCIETY++                                        2.63       01/30/2007            492,100
                                                                                                                ---------------

FOOD & KINDRED PRODUCTS - 0.85%
         260,000  CIA BRASILEIRA DE BEBIDAS                                           10.50       12/15/2011            327,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
FOOD & KINDRED PRODUCTS (continued)
$        185,000  CIA BRASILEIRA DE BEBIDAS                                            8.75%      09/15/2013    $       218,670
          60,000  GENERAL MILLS INCORPORATED                                           5.13       02/15/2007             61,242

                                                                                                                        607,512
                                                                                                                ---------------

GENERAL MERCHANDISE STORES - 0.39%
         199,434  CVS CORPORATION++                                                    5.30       01/11/2027            198,179
          70,000  FEDERATED DEPARTMENT STORES                                          6.63       04/01/2011             77,061

                                                                                                                        275,240
                                                                                                                ---------------

HEALTH SERVICES - 0.78%
          45,000  HUMANA INCORPORATED                                                  6.30       08/01/2018             47,461
         190,000  MERCK & COMPANY INCORPORATED                                         4.75       03/01/2015            186,144
          90,000  UNITEDHEALTH GROUP INCORPORATED                                      4.88       04/01/2013             89,789
         235,000  WELLPOINT INCORPORATED++                                             5.00       12/15/2014            232,474

                                                                                                                        555,868
                                                                                                                ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.41%
         105,000  ERP OPERATING LIMITED PARTNERSHIP                                    5.25       09/15/2014            105,919
         175,000  SIMON PROPERTY GROUP LIMITED PARTNERSHIP                             6.38       11/15/2007            184,135

                                                                                                                        290,054
                                                                                                                ---------------

INSURANCE CARRIERS - 3.47%
         210,000  AETNA INCORPORATED                                                   7.88       03/01/2011            242,816
          75,000  AMERICAN INTERNATIONAL GROUP SERIES MTNF                             2.85       12/01/2005             74,770
         130,000  ASSURANT INCORPORATED                                                6.75       02/15/2034            144,093
         470,000  GE GLOBAL INSURANCE                                                  7.75       06/15/2030            558,933
         135,000  METLIFE INCORPORATED                                                 5.38       12/15/2012            139,014
         355,000  ODYSSEY RE HOLDINGS                                                  7.65       11/01/2013            395,599
         180,000  OHIO CASUALTY CORPORATION                                            7.30       06/15/2014            193,925
         305,000  PRINCIPAL LIFE INCORPORATED FUNDING                                  3.20       04/01/2009            291,141
         235,000  PRUDENTIAL FINANCIAL INCORPORATED                                    4.10       11/15/2006            236,085
         210,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                         3.75       05/01/2008            206,644

                                                                                                                      2,483,020
                                                                                                                ---------------

MOTION PICTURES - 0.54%
         295,000  TIME WARNER ENTERTAINMENT COMPANIES LIMITED PARTNERSHIP              8.38       07/15/2033            383,661
                                                                                                                ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.79%
         220,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                     2.75       06/15/2008            209,643
         145,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                     4.00       03/15/2011            138,923
          90,000  CIT GROUP INCORPORATED SERIES MTN                                    4.75       12/15/2010             90,064
         200,000  COUNTRYWIDE HOME LOANS INCORPORATED                                  3.25       05/21/2008            193,296
         180,000  FORD MOTOR CREDIT COMPANY                                            7.38       10/28/2009            188,713
         735,000  FORD MOTOR CREDIT COMPANY                                            7.00       10/01/2013            755,146
          95,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.75       12/01/2014             91,386

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$        900,000  HOUSEHOLD FINANCE CORPORATION                                        8.00%      07/15/2010    $     1,039,542

                                                                                                                      2,706,713
                                                                                                                ---------------

OIL & GAS EXTRACTION - 0.92%
          85,000  CANADIAN NATURAL RESOURCES                                           5.85       02/01/2035             85,632
         235,000  CONOCOPHILLIPS                                                       8.75       05/25/2010            280,876
         265,000  PEMEX PROJECT FUNDING MASTER TRUST                                   7.38       12/15/2014            294,150

                                                                                                                        660,658
                                                                                                                ---------------

OIL, GAS TRANSMISSION - 0.45%
         320,000  SEMPRA ENERGY                                                        4.62       05/17/2007            322,767
                                                                                                                ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.15%
          95,000  KEYSPAN CORPORATION                                                  7.63       11/15/2010            109,529
                                                                                                                ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.10%
          70,000  MAGELLAN MIDSTREAM PARTNERS                                          5.65       10/15/2016             70,948
                                                                                                                ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.19%
         125,000  DEX MEDIA INCORPORATED                                               8.00       11/15/2013            135,625
                                                                                                                ---------------

RAILROAD TRANSPORTATION - 0.71%
         100,000  BURLINGTON NORTHERN SANTA FE                                         7.00       12/15/2025            116,241
         110,000  CANADIAN NATIONAL RAILWAY COMPANY                                    6.38       10/15/2011            120,119
         190,000  UNION PACIFIC CORPORATION                                            5.38       05/01/2014            195,031
          80,000  UNION PACIFIC CORPORATION                                            4.88       01/15/2015             78,542

                                                                                                                        509,933
                                                                                                                ---------------

REAL ESTATE - 0.43%
          55,000  DUKE REALTY LIMITED PARTNERSHIP                                      5.40       08/15/2014             55,996
         185,000  LIBERTY PROPERTY LIMITED PARTNERSHIP                                 5.13       03/02/2015            182,930
          65,000  SIMON PROPERTY GROUP LIMITED PARTNERSHIP                             6.35       08/28/2012             69,961

                                                                                                                        308,887
                                                                                                                ---------------

REITS - 0.10%
          75,000  CAMDEN PROPERTY TRUST                                                4.38       01/15/2010             73,630
                                                                                                                ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.57%
         730,000  CREDIT SUISSE FB USA INCORPORATED                                    4.70       06/01/2009            737,109
         315,000  GOLDMAN SACHS CAPITAL INCORPORATED                                   6.35       02/15/2034            333,878
         220,000  JEFFERIES GROUP INCORPORATED                                         7.75       03/15/2012            249,675
         560,000  JP MORGAN CHASE & COMPANY                                            6.63       03/15/2012            620,119
         260,000  JP MORGAN CHASE & COMPANY                                            5.13       09/15/2014            261,652
         330,000  MERRILL LYNCH & COMPANY                                              5.00       01/15/2015            326,439
         755,000  MORGAN STANLEY                                                       4.75       04/01/2014            735,052

                                                                                                                      3,263,924
                                                                                                                ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
TRANSPORTATION EQUIPMENT - 1.17%
$        155,000  DAIMLERCHRYSLER AG                                                   7.45%      03/01/2027   $        175,861
         495,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                8.00       11/01/2031            496,547
         115,000  NORTHROP GRUMMAN CORPORATION                                         4.08       11/16/2006            115,223
          44,000  RAYTHEON COMPANY                                                     6.75       08/15/2007             46,615

                                                                                                                        834,246
                                                                                                               ----------------

WATER TRANSPORTATION - 0.39%
         140,000  REPUBLIC SERVICES INCORPORATED                                       6.75       08/15/2011            154,360
         130,000  UNITED UTILITIES                                                     5.38       02/01/2019            127,082

                                                                                                                        281,442
                                                                                                               ----------------

TOTAL CORPORATE BONDS & NOTES (COST $23,274,301)                                                                     23,484,527
                                                                                                               ----------------

MORTGAGE-BACKED SECURITIES - 1.33%
       4,048,366  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-C1 CLASS AX(C)+++/-                                      0.05       01/15/2037            102,482
       4,686,365  LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE OBLIGATION SERIES C3
                  CLASS X CLASS+/-(C)++                                                0.21       02/15/2037            143,818
      12,215,329  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002 C1+/-(C)++       0.29       04/15/2034            368,677
       3,526,667  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003 C4
                  XP+/-(C)++                                                           1.02       04/15/2035            134,965
       1,837,978  WASHINGTON MUTUAL ASSET SECURITIES CORPORATION SERIES
                  2003-C1A CLASS X+/-++(C)                                             3.31       01/25/2035            201,274

TOTAL MORTGAGE-BACKED SECURITIES (COST $932,711)                                                                        951,216
                                                                                                               ----------------

FOREIGN GOVERNMENT BONDS - 8.44%
       1,650,000  DEUTSCHE BUNDESREPUBLIK (EURO)                                       4.50       01/04/2013          2,333,223
         310,000  MALAYSIA GOVERNMENT INTERNATIONAL BOND                               8.75       06/01/2009            360,029
       1,750,000  NEW ZEALAND GOVERNMENT SERIES 1111 (NZD)                             6.00       11/15/2011          1,261,745
         335,000  REPUBLIC OF SOUTH AFRICA                                             6.50       06/02/2014            365,987
         600,000  UNITED KINGDOM GILT BOND (BRITISH POUND)                             5.00       03/07/2008          1,161,595
         100,000  UNITED MEXICAN STATES                                                6.63       03/03/2015            107,150
         430,000  UNITED MEXICAN STATES                                                6.75       09/27/2034            437,955

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $5,145,646)                                                                     6,027,684
                                                                                                               ----------------

US GOVERNMENT AGENCY SECURITIES - 0.02%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.01%
           4,844  FHLMC #C00922                                                        8.00       02/01/2030              5,217
                                                                                                               ----------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
           8,340  GNMA #516121                                                         7.50       12/15/2029              8,950
                                                                                                               ----------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $13,142)                                                                     14,167
                                                                                                               ----------------

US TREASURY SECURITIES - 6.11%

US TREASURY BONDS - 2.05%
         100,000  US TREASURY BOND                                                     6.00       02/15/2026            115,785

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                           INTEREST RATE  MATURITY DATE        VALUE
US TREASURY BONDS (continued)
$      1,230,000  US TREASURY BOND                                              5.38%      02/15/2031    $     1,352,423

                                                                                                               1,468,208
                                                                                                         ---------------

US TREASURY NOTES - 4.06%
         615,000  US TREASURY NOTE                                              3.50       11/15/2009            602,436
         580,000  US TREASURY NOTE                                              3.63       01/15/2010            570,258
         110,000  US TREASURY NOTE                                              4.25       08/15/2013            109,493
       1,665,000  US TREASURY NOTE                                              4.00       02/15/2015          1,617,129

                                                                                                               2,899,316
                                                                                                         ---------------

TOTAL US TREASURY SECURITIES (COST $4,411,604)                                                                 4,367,524
                                                                                                         ---------------

SHORT-TERM INVESTMENTS - 0.31%
         218,527  WELLS FARGO MONEY MARKET TRUST~>>                                                              218,527
                                                                                                         ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $218,527)                                                                     218,527
                                                                                                         ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $69,529,215)*                                       99.50%                                         $    71,123,092

OTHER ASSETS AND LIABILITIES, NET                          0.50                                                  354,296
                                                        -------                                          ---------------

TOTAL NET ASSETS                                         100.00%                                          $   71,477,388
                                                        -------                                          ---------------

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $28,679,738.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

+/-   VARIABLE RATE SECURITIES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS - 0.98%
$      1,050,000  PREFERRED TERM SECURITIES XIV CLASS A-2+/-++                         3.13%      06/24/2034   $     1,050,000

TOTAL FOREIGN CORPORATE BONDS (COST $1,050,000)                                                                      1,050,000
                                                                                                               ---------------

US GOVERNMENT AGENCY SECURITIES - 1.86%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.86%
       2,000,000  FNMA+/-                                                              4.66       02/17/2009         2,006,680
                                                                                                               ---------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $2,000,000)                                                              2,006,680
                                                                                                               ---------------

US TREASURY SECURITIES - 96.25%

US TREASURY BONDS - 28.67%
       6,900,000  US TREASURY BOND - INFLATION PROTECTED&                              2.38       01/15/2025         7,451,764
       2,500,000  US TREASURY BOND - INFLATION PROTECTED&                              3.63       04/15/2028         3,853,397
      12,330,000  US TREASURY BOND - INFLATION PROTECTED&                              3.88       04/15/2029        19,571,457

                                                                                                                    30,876,618
                                                                                                               ---------------

US TREASURY NOTES - 67.58%
       7,200,000  US TREASURY NOTE - INFLATION PROTECTED&                              3.38       01/15/2007         9,090,655
       7,000,000  US TREASURY NOTE - INFLATION PROTECTED&                              3.63       01/15/2008         8,900,088
      23,000,000  US TREASURY NOTE - INFLATION PROTECTED&                              0.88       04/15/2010        22,732,601
       8,800,000  US TREASURY NOTE - INFLATION PROTECTED&                              1.88       07/15/2013         9,335,149
       5,000,000  US TREASURY NOTE - INFLATION PROTECTED&                              2.00       01/15/2014         5,311,263
      17,585,000  US TREASURY NOTE - INFLATION PROTECTED&                              1.63       01/15/2015        17,409,615

                                                                                                                    72,779,371
                                                                                                               ---------------

TOTAL US TREASURY SECURITIES (COST $103,424,162)                                                                   103,655,989
                                                                                                               ---------------
SHARES

SHORT-TERM INVESTMENTS - 1.67%
       1,799,235  WELLS FARGO MONEY MARKET TRUST~>>                                                                  1,799,235
                                                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,799,235)                                                                       1,799,235
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $108,273,397)*                                     100.76%                                               $   108,511,904

OTHER ASSETS AND LIABILITIES, NET                         (0.76)                                                      (817,976)
                                                        -------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $   107,693,928
                                                        -------                                                ---------------

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,799,235.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
AGENCY NOTES - INTEREST BEARING - 16.36%
$      7,500,000  FHLB<<                                                                3.45%      01/10/2007     $     7,463,257
       6,035,000  FHLB<<                                                                3.63       01/15/2008           5,990,776
      21,000,000  FHLMC<<                                                               4.00       09/22/2009          20,615,049
       9,000,000  FHLMC                                                                 4.50       07/15/2013           8,952,273
       5,000,000  FHLMC<<                                                               4.50       01/15/2015           4,932,625
      13,245,000  FNMA<<                                                                3.65       11/30/2007          13,139,411
       3,055,000  FNMA<<                                                                3.80       01/18/2008           3,031,272
      19,000,000  FNMA                                                                  5.75       02/15/2008          19,921,861
       8,470,000  FNMA                                                                  5.25       01/15/2009           8,794,079
       5,030,000  FNMA SERIES 1<<                                                       3.88       02/15/2010           4,932,131

TOTAL AGENCY NOTES - INTEREST BEARING (COST $98,715,715)                                                               97,772,734
                                                                                                                  ---------------

ASSET-BACKED SECURITIES - 4.16%
       7,285,000  ACCREDITED MORTGAGE LOAN TRUST SERIES 2005-1 CLASS A2A+/-             2.72       03/25/2035           7,285,000
       4,575,000  CAPITAL ONE AUTO FINANCE TRUST SERIES 2003-B CLASS A4                 3.18       09/15/2010           4,493,273
       4,855,000  CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-NC1 CLASS A1A+/-           2.72       01/25/2035           4,854,443
       3,725,000  JOHN DEERE OWNER TRUST SERIES 2004-A CLASS A4                         3.02       03/15/2011           3,637,122
       4,650,000  WFS FINANCIAL OWNER TRUST SERIES 2005-1 CLASS A4                      3.87       08/17/2012           4,601,303

TOTAL ASSET-BACKED SECURITIES (COST $25,087,789)                                                                       24,871,141
                                                                                                                  ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.04%
       1,715,000  ARCAP REIT INCORPORATED SERIES 2004-RR3 CLASS B++                     5.04       09/21/2045           1,697,850
      94,916,079  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-1 CLASS XP(C)+/-                                                 0.83       11/10/2039           2,651,414
      37,837,124  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-2 CLASS XP(C)+/-                                                 1.16       11/10/2038           1,672,477
     110,493,871  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-4 CLASS XP(C)+/-                                                 0.76       07/10/2042           3,725,047
      50,970,000  BEAR STERNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-PWR6
                  CLASS X2(C)+/-                                                        0.73       11/11/2041           1,865,568
       4,695,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C2 CLASS A3           4.38       10/15/2041           4,618,682
      41,676,792  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  1998-C2 CLASS AX(C)+/-                                                0.93       11/11/2030           1,281,124
      60,945,211  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-C3 CLASS AX(C)+/-++                                              0.24       05/15/2038           2,520,091
       5,700,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B         7.30       06/10/2032           6,314,914
      11,254,000  FHLMC SERIES 2861 CLASS QC                                            5.50       01/15/2029          11,468,198
      13,527,000  FHLMC SERIES 2861 CLASS QD                                            5.50       12/15/2031          13,774,832
       7,519,000  FHLMC SERIES 2867 CLASS LE                                            5.50       02/15/2030           7,722,318
       4,750,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                  CLASS A2                                                              7.39       12/15/2031           5,302,841
      11,100,000  FNMA GRANTOR TRUST SERIES 2000-T5 CLASS B                             7.30       05/25/2010          12,555,860
      39,000,000  G-FORCE LLC SERIES 2005-RRA CLASS X+/-++(C)                           1.08       08/22/2036           2,029,221
      50,824,298  GE CAPITAL MORTGAGE CORPORATION SERIES 2004-C1 CLASS X2+/-(C)         0.30       11/10/2038           2,319,804
       5,499,606  GLOBAL SIGNAL TRUST SERIES 2004-1 CLASS A++                           3.71       01/15/2034           5,410,792
       2,325,000  GLOBAL SIGNAL TRUST SERIES 2004-2A CLASS B++                          4.43       12/15/2014           2,300,458
      62,310,717  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED INTEREST
                  ONLY SERIES 2002-C1 CLASS X1+/-++(C)                                  0.51       11/15/2039           2,046,047
       5,321,745  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  1997-C1 CLASS A3                                                      6.87       07/15/2029           5,575,060
     229,199,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2004-GG1A CLASS XP+/-++(C)                                            0.39       06/10/2036           3,924,277
       5,470,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2005-GG3 CLASS A2+/-                                                  4.31       08/10/2042           5,432,181
      44,002,112  MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS
                  X+/-++(C)                                                             1.63       05/28/2040           2,886,539
      46,470,993  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-++(C)              1.47       10/28/2033           2,170,195
      41,201,821  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002 KEY2
                  X1+/-++(C)                                                            1.25       03/18/2036           2,504,362

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $115,177,204)                                                         113,770,152
                                                                                                                  ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES - 0.25%

HOLDING & OTHER INVESTMENT OFFICES - 0.25%
$      1,500,000  PREFERRED TERM SECURITIES XIII+/-++                                   3.76%      03/24/2034   $      1,473,750
                                                                                                                ----------------

TOTAL CORPORATE BONDS & NOTES (COST $1,500,000)                                                                        1,473,750
                                                                                                                ----------------

MORTGAGE-BACKED SECURITIES - 1.31%
      62,992,179  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-C1 CLASS AX+/-++(C)                                       0.05       01/15/2037          1,594,609
      51,949,767  LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE OBLIGATION SERIES C3
                  CLASS X CLASS+/-++(C)                                                 0.21       02/15/2037          1,594,261
      73,195,024  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002 C1+/-++(C)        0.29       04/15/2034          2,209,136
      22,209,638  WASHINGTON MUTUAL ASSET SECURITIES CORPORATION SERIES
                  2003-C1A CLASS X+/-++(C)                                              3.31       01/25/2035          2,432,146

TOTAL MORTGAGE-BACKED SECURITIES (COST $7,707,636)                                                                     7,830,152
                                                                                                                ----------------

FOREIGN CORPORATE BONDS - 1.23%
       7,350,000  PREFERRED TERM SECURITIES XIV CLASS A-2+/-++                          3.13       06/24/2034          7,350,000

TOTAL FOREIGN CORPORATE BONDS (COST $7,350,000)                                                                        7,350,000
                                                                                                                ----------------

US GOVERNMENT AGENCY SECURITIES - 40.98%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.45%
       4,660,524  FHLMC #A11433                                                         5.00       08/01/2033          4,611,409
       9,208,067  FHLMC #A23680                                                         5.00       06/01/2034          9,096,414
       8,515,279  FHLMC #A24891                                                         6.00       07/01/2034          8,749,533
       6,467,071  FHLMC #B13066                                                         4.00       03/01/2014          6,381,111
       1,838,531  FHLMC #B13579                                                         5.00       04/01/2019          1,854,184
       1,761,188  FHLMC #B13580                                                         5.00       04/01/2019          1,776,182
       3,697,543  FHLMC #B15194                                                         5.00       06/01/2019          3,729,023
       4,501,315  FHLMC #B16884                                                         5.00       10/01/2019          4,539,639
      21,469,561  FHLMC #B17855                                                         5.00       02/01/2020         21,650,487
       1,831,662  FHLMC #C01345                                                         7.00       04/01/2032          1,930,523
         977,847  FHLMC #C22339                                                         6.50       02/01/2029          1,020,008
         320,344  FHLMC #C31808                                                         7.50       10/01/2029            343,182
       1,882,998  FHLMC #C59553                                                         7.50       11/01/2031          2,015,279
       2,665,823  FHLMC #C65576                                                         7.50       04/01/2032          2,850,674
          65,603  FHLMC #E00228                                                         6.50       07/01/2008             68,393
       4,015,131  FHLMC #E00659                                                         6.00       04/01/2014          4,184,203
       5,341,084  FHLMC #E96459                                                         5.00       05/01/2018          5,388,067
         150,807  FHLMC #G00683                                                         8.50       12/01/2025            166,385

                                                                                                                      80,354,696
                                                                                                                ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.09%
          58,233  FNMA #190705                                                          6.50       03/01/2009             60,632
         224,815  FNMA #252260                                                          6.00       02/01/2014            234,692
         642,520  FNMA #253057                                                          8.00       12/01/2029            692,584
         254,800  FNMA #253266                                                          8.00       05/01/2030            274,412
       1,310,975  FNMA #253951                                                          7.50       09/01/2031          1,403,152
       1,289,187  FNMA #254218                                                          7.00       02/01/2032          1,359,811
         572,616  FNMA #254223                                                          7.50       02/01/2032            612,878
       3,760,852  FNMA #254372                                                          6.00       07/01/2017          3,917,606
       3,819,781  FNMA #254480                                                          7.00       10/01/2032          4,028,095
       4,180,846  FNMA #254688                                                          5.50       03/01/2023          4,242,742
       1,984,913  FNMA #254805                                                          5.00       06/01/2013          2,018,407
       6,028,644  FNMA #254831                                                          5.00       08/01/2023          6,005,445
       5,410,357  FNMA #313689                                                          6.94       08/01/2007          5,693,997
      15,510,687  FNMA #313864                                                          6.70       12/01/2007         16,273,872

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     11,756,845  FNMA #357464                                                          4.50%      12/01/2018    $    11,636,287
         283,535  FNMA #417768                                                          6.50       03/01/2028            296,063
         996,767  FNMA #429182                                                          6.50       05/01/2028          1,040,014
         497,399  FNMA #520842                                                          8.00       11/01/2029            540,274
         444,858  FNMA #545026                                                          6.50       06/01/2016            467,820
       3,667,048  FNMA #545814                                                          6.50       08/01/2032          3,821,252
       1,197,045  FNMA #584829                                                          6.00       05/01/2016          1,246,938
       1,635,782  FNMA #607067                                                          6.00       11/01/2016          1,703,961
       4,906,036  FNMA #617707                                                          6.00       05/01/2032          5,035,021
       3,493,786  FNMA #672952                                                          5.50       12/01/2017          3,582,175
       3,674,503  FNMA #699853                                                          5.50       04/01/2018          3,766,720
         532,168  FNMA #70765                                                           9.00       03/01/2021            591,856
      21,680,670  FNMA #725314                                                          5.00       04/01/2034         21,423,972
      11,430,880  FNMA #758787                                                          5.00       12/01/2018         11,524,351
       9,282,332  FNMA #786583+/-                                                       4.75       07/01/2034          9,385,580
       6,866,437  FNMA #795156                                                          6.00       10/01/2034          7,049,746
      11,913,760  FNMA #803844                                                          5.00       12/01/2034         11,753,307
       8,172,842  FNMA #806638                                                          5.50       12/01/2034          8,249,567

                                                                                                                     149,933,229
                                                                                                                 ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.44%
          71,983  GNMA #1580                                                           10.00       03/20/2021             81,317
         879,344  GNMA #158794                                                          7.00       09/15/2028            932,925
          71,273  GNMA #1616                                                           10.00       05/20/2021             80,516
          60,691  GNMA #2025                                                            7.00       05/20/2010             63,886
         616,196  GNMA #2824                                                            7.00       10/20/2029            650,365
         256,573  GNMA #306052                                                          9.00       06/15/2021            286,166
       2,215,122  GNMA #3376<<                                                          6.00       04/20/2033          2,285,600
         490,972  GNMA #467791                                                          7.50       04/15/2028            527,078
       6,282,299  GNMA #621750<<                                                        6.00       11/15/2033          6,491,794
         773,733  GNMA #780886<<                                                        6.50       10/15/2024            817,281
       1,280,115  GNMA #781123<<                                                        7.00       12/15/2029          1,357,767
         966,941  GNMA #781454<<                                                        7.00       05/15/2028          1,019,838

                                                                                                                      14,594,533
                                                                                                                 ---------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $244,548,633)                                                            244,882,458
                                                                                                                 ---------------

US TREASURY SECURITIES - 15.32%

US TREASURY BONDS - 3.35%
       4,500,000  US TREASURY BOND<<                                                   12.00       08/15/2013          5,678,086
       5,500,000  US TREASURY BOND<<                                                    5.38       02/15/2031          6,047,421
       8,000,000  US TREASURY BOND - INFLATION PROTECTED<<&                             2.00       07/15/2014          8,311,216

                                                                                                                      20,036,723
                                                                                                                 ---------------

US TREASURY NOTES - 11.97%
       5,250,000  US TREASURY NOTE<<                                                    6.50       10/15/2006          5,496,094
       5,000,000  US TREASURY NOTE<<                                                    3.13       01/31/2007          4,958,595
       3,000,000  US TREASURY NOTE<<                                                    6.63       05/15/2007          3,189,375
       2,000,000  US TREASURY NOTE<<                                                    2.75       08/15/2007          1,957,110
       7,000,000  US TREASURY NOTE<<                                                    3.00       11/15/2007          6,873,398
       4,200,000  US TREASURY NOTE<<                                                    3.00       02/15/2008          4,112,060
       4,000,000  US TREASURY NOTE<<                                                    3.63       01/15/2010          3,932,812
      11,000,000  US TREASURY NOTE                                                      3.50       02/15/2010         10,756,797
       3,000,000  US TREASURY NOTE<<                                                    4.88       02/15/2012          3,125,976
       5,000,000  US TREASURY NOTE<<                                                    4.00       11/15/2012          4,924,220
       4,000,000  US TREASURY NOTE<<                                                    4.25       08/15/2014          3,963,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
US TREASURY NOTES (continued)
$     18,775,000  US TREASURY NOTE<<                                                    4.00%      02/15/2015    $     18,235,219

                                                                                                                       71,524,936
                                                                                                                 ----------------

TOTAL US TREASURY SECURITIES (COST $92,111,354)                                                                        91,561,659
                                                                                                                 ----------------

COLLATERAL FOR SECURITIES LENDING - 27.86%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.04%
       3,179,997  EVERGREEN FUNDS - INSTITUTIONAL MONEY MARKET FUND                                                     3,179,997
       4,999,995  DEUTSCHE SCUDDER INSTITUTIONAL FUND                                                                   4,999,995
       4,002,362  SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                                4,002,362
                                                                                                                 ----------------

                                                                                                                       12,182,354

COLLATERAL INVESTED IN OTHER ASSETS - 25.82%

        6,360,994 BELFORD US CAPITAL COMPANY FLOATING RATE NOTE                         2.59       06/21/2005           6,360,676
        1,907,998 BETA FINANCE INCORPORATED MEDIUM TERM NOTE                            2.66       06/02/2006           1,908,170
        7,999,992 BLUE RIDGE ASSET FUNDING                                              2.60       03/01/2005           7,999,992
        3,179,997 CC USA INCORPORATED MEDIUM TERM NOTE                                  2.74       07/05/2005           3,181,746
        5,999,994 CONCORD MINUTEMEN CAP COMPANY COMMERCIAL PAPER SERIES B               2.57       03/08/2005           5,999,994
        1,907,998 DEUTSCHE BANK CERTIFICATE OF DEPOSIT                                  2.78       11/10/2005           1,893,879
        4,999,995 GALAXY FUNDING INCORPORATED CPDN                                      2.49       03/22/2005           4,992,595
        2,543,997 K2 USA LLC FLOATING RATE NOTE                                         2.65       07/24/2006           2,543,972
        8,999,991 LEGACY CAPITAL CORPORATION                                            2.83       05/17/2005           8,946,081
        3,179,997 LEHMAN BROTHERS HOLDINGS MEDIUM TERM NOTE                             2.82       12/23/2005           3,182,000
        6,360,994 LINKS FINANCE LLC FLOATING RATE NOTE                                  2.58       03/15/2006           6,359,721
        3,815,996 LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT           2.66       03/29/2005           3,808,326
        3,179,997 LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT           2.65       03/31/2005           3,179,997
        4,451,996 LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT           2.65       06/01/2005           4,451,996
        2,543,997 MORGAN STANLEY COLLATERAL TYPE SENIOR NOTE SERIES EXL                 2.59       08/13/2010           2,543,920
        6,360,994 MORGAN STANLEY CPDN                                                   2.71       04/22/2005           6,336,186
        6,360,994 NATEXIS BANQUE NY COLLATERAL TYPE DEPOSIT NOTE                        2.73       06/09/2005           6,340,638
        6,360,994 RACERS TRUST 2004-6-MM                                                2.60       05/20/2005           6,363,411
        6,360,994 SECURITY LIFE OF DENVER FUNDING AGREEMENT                             2.76       06/03/2005           6,360,994
        6,360,994 TANGO FINANCIAL CORPORATION MEDIUM TERM NOTE                          2.65       10/25/2006           6,359,658
        7,999,992 TRANSAMERICA ASSET FUNDING COMMERCIAL PAPER                           2.54       03/08/2005           7,996,072
        3,179,997 TRAVELERS INSURANCE FUNDING AGREEMENT                                 2.67       02/10/2006           3,179,933
      43,999,956  MORGAN STANLEY AGENCY MORTGAGE REPURCHASE AGREEMENT                   2.63       03/01/2005          43,999,956
                                                                                                                 ----------------

                                                                                                                      154,289,913

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $166,472,267)                                                           166,472,267
                                                                                                                 ----------------
SHARES

SHORT-TERM INVESTMENTS - 0.65%
       3,875,151  WELLS FARGO MONEY MARKET TRUST~>>                                                                     3,875,151
                                                                                                                 ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,875,151)                                                                          3,875,151
                                                                                                                 ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $762,545,749)*                                     127.16%                                                 $    759,859,464

OTHER ASSETS AND LIABILITIES, NET                        (27.16)                                                     (162,287,640)
                                                        -------                                                  ----------------

TOTAL NET ASSETS                                         100.00%                                                 $    597,571,824
                                                        -------                                                  ----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,875,151.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 20.03%
    $3,420,000    FHLB<<                                                               3.13%        11/15/2006    $     3,389,494
     6,120,000    FHLB<<                                                               3.63         01/15/2008          6,075,153
     4,850,000    FHLB Series 7Y07<<                                                   3.50         11/15/2007          4,797,731
     5,960,000    FNMA<<                                                               3.13         12/15/2007          5,831,359
     3,500,000    FNMA                                                                 6.63         09/15/2009          3,835,814
     3,750,000    FNMA<<                                                               6.00         05/15/2011          4,065,960
     4,705,000    FNMA Series 1<<                                                      3.88         02/15/2010          4,613,455

TOTAL AGENCY NOTES - INTEREST BEARING (COST $32,937,609)     32,608,966

ASSET-BACKED SECURITIES - 3.68%
       1,480,000  CAPITAL ONE AUTO FINANCE TRUST SERIES 2003-B CLASS A4                3.18         09/15/2010          1,453,562
       1,275,000  JOHN DEERE OWNER TRUST SERIES 2004-A CLASS A4                        3.02         03/15/2011          1,244,921
       2,000,000  ONYX ACCEPTANCE AUTO TRUST SERIES 2004-A CLASS A3                    2.19         03/17/2008          1,976,354
       1,317,240  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2004-2 CLASS AF1+/-        2.85         07/25/2034          1,317,758

TOTAL ASSET-BACKED SECURITIES (COST $6,071,900)                                                                         5,992,595
                                                                                                                  ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.51%
      28,479,352  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-1 CLASS XP+/-(C)                                                0.83         11/10/2039            795,551
      11,350,624  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-2 CLASS XP+/-(C)                                                1.16         11/10/2038            501,720
       1,350,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C2 CLASS A3          4.38         10/15/2041          1,328,056
      13,531,997  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  1998-C2 CLASS AX+/-(C)                                               0.93         11/11/2030            415,967
      20,315,070  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-C3 CLASS AX+/-(C)++                                             0.24         05/15/2038            840,030
       1,800,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B        7.30         06/10/2032          1,994,183
       3,500,000  FHLMC SERIES 2861 CLASS QC                                           5.50         01/15/2029          3,566,616
       1,700,000  FHLMC SERIES 2861 CLASS QD                                           5.50         12/15/2031          1,731,146
       2,360,000  FHLMC SERIES 2867 CLASS LE                                           5.50         02/15/2030          2,423,816
       1,400,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                  CLASS A2                                                             7.39         12/15/2031          1,562,942
      14,406,996  GE CAPITAL MORTGAGE CORPORATION SERIES 2004-C1 CLASS X2+/-(C)        0.30         11/10/2038            657,587
      20,770,065  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED INTEREST
                  ONLY SERIES 2002-C1 CLASS X1+/-(C)++                                 0.51         11/15/2039            682,010
       1,900,623  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  1997-C1 CLASS A3                                                     6.87         07/15/2029          1,991,093
      70,780,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2004-GG1A CLASS XP+/-(C)++                                           0.39         06/10/2036          1,211,874
       1,580,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2005-GG3 CLASS A2+/-                                                 4.31         08/10/2042          1,569,076
      13,388,599  MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS
                  X+/-(C)++                                                            1.63         05/28/2040            878,292
      14,296,846  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(C)++             1.47         10/28/2033            667,663
      13,377,140  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002 KEY2
                  X1+/-(C)++                                                           1.25         03/18/2036            813,100

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $23,948,191)                                                           23,630,722
                                                                                                                  ---------------

MORTGAGE-BACKED SECURITIES - 1.06%
      18,895,674  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-C1 CLASS AX+/-(C)++                                      0.05         01/15/2037            478,333
      16,736,876  LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE OBLIGATION SERIES C3
                  CLASS X CLASS+/-(C)++                                                0.21         02/15/2037            513,629
      23,752,028  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002 C1+/-(C)++       0.29         04/15/2034            716,872
         441,071  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003 C4
                  XP+/-(C)++                                                           1.02         04/15/2035             16,880

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,641,830)                                                                      1,725,714
                                                                                                                  ---------------

US GOVERNMENT AGENCY SECURITIES - 46.63%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.87%
       7,000,000  FHLMC<<                                                              5.50         09/15/2011          7,409,276

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$          1,372  FHLMC #845410+/-                                                     3.12%        07/01/2023    $        1,407
             933  FHLMC #845613+/-                                                     3.76         01/01/2024               961
       2,790,324  FHLMC #A23680                                                        5.00         06/01/2034         2,756,489
       2,577,004  FHLMC #A24891                                                        6.00         07/01/2034         2,647,897
       1,928,017  FHLMC #B13066                                                        4.00         03/01/2014         1,902,390
         476,170  FHLMC #C00894                                                        6.50         12/01/2029           496,382
         149,205  FHLMC #C01034                                                        8.00         08/01/2030           160,692
         610,554  FHLMC #C01345                                                        7.00         04/01/2032           643,508
         464,497  FHLMC #C59553                                                        7.50         11/01/2031           497,128
       1,101,775  FHLMC #C65576                                                        7.50         04/01/2032         1,178,173
       1,618,033  FHLMC #E96459                                                        5.00         05/01/2018         1,632,266

                                                                                                                      19,326,569
                                                                                                                  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 32.98%
       5,000,000  FNMA                                                                 5.00         01/15/2007         5,113,080
       3,200,000  FNMA<<                                                               7.13         06/15/2010         3,617,447
         135,078  FNMA #253881                                                         7.00         07/01/2016           142,630
       1,031,349  FNMA #254218                                                         7.00         02/01/2032         1,087,849
         572,616  FNMA #254223                                                         7.50         02/01/2032           612,878
         665,490  FNMA #254243                                                         6.00         02/01/2009           676,762
       2,930,643  FNMA #254372                                                         6.00         07/01/2017         3,052,793
       1,182,482  FNMA #254480                                                         7.00         10/01/2032         1,246,970
       2,687,687  FNMA #254688                                                         5.50         03/01/2023         2,727,477
       4,541,620  FNMA #313864                                                         6.70         12/01/2007         4,765,086
       3,314,864  FNMA #357464                                                         4.50         12/01/2018         3,280,872
         274,831  FNMA #401770                                                         6.50         10/01/2027           286,994
         256,683  FNMA #545026                                                         6.50         06/01/2016           269,932
       1,553,044  FNMA #545814                                                         6.50         08/01/2032         1,618,351
         286,717  FNMA #584829                                                         6.00         05/01/2016           298,668
         542,204  FNMA #607067                                                         6.00         11/01/2016           564,803
       1,469,960  FNMA #617707                                                         6.00         05/01/2032         1,508,606
       1,755,671  FNMA #672952                                                         5.50         12/01/2017         1,800,088
       1,237,573  FNMA #699853                                                         5.50         04/01/2018         1,268,631
       8,013,798  FNMA #725314                                                         5.00         04/01/2034         7,918,915
       3,588,095  FNMA #758787                                                         5.00         12/01/2018         3,617,435
       3,753,353  FNMA #786583+/-                                                      4.75         07/01/2034         3,795,102
       1,812,243  FNMA #795156                                                         6.00         10/01/2034         1,860,623
       2,526,151  FNMA #806638                                                         5.50         12/01/2034         2,549,866
           3,533  FNMA SERIES G93-19 CLASS FJ+/-                                       4.00         04/25/2023             3,974

                                                                                                                      53,685,832
                                                                                                                  --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.78%
          54,129  GNMA #157247                                                         9.50         05/20/2016            60,148
         152,957  GNMA #2036                                                           8.00         07/20/2025           165,221
         673,255  GNMA #3376                                                           6.00         04/20/2033           694,675
       1,912,819  GNMA #621750                                                         6.00         11/15/2033         1,976,605

                                                                                                                       2,896,649
                                                                                                                  --------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $75,759,492)                                                              75,909,050
                                                                                                                  --------------

US TREASURY SECURITIES - 13.43%

US TREASURY NOTES - 13.43%
       9,040,000  US TREASURY NOTE<<                                                   2.75         08/15/2007         8,846,137
       1,750,000  US TREASURY NOTE<<                                                   3.00         11/15/2007         1,718,349
       3,250,000  US TREASURY NOTE<<                                                   3.38         10/15/2009         3,165,832
       3,300,000  US TREASURY NOTE<<                                                   3.63         01/15/2010         3,244,570

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE         VALUE
US TREASURY NOTES (CONTINUED)
$      5,000,000  US TREASURY NOTE                                                     3.50%      02/15/2010      $     4,889,453

                                                                                                                       21,864,341
                                                                                                                  ---------------

TOTAL US TREASURY SECURITIES (COST $22,049,783)                                                                        21,864,341
                                                                                                                  ---------------
SHARES

COLLATERAL FOR SECURITIES LENDING - 29.02%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.42%

   2,317,455      SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                                2,317,455
                                                                                                                  ---------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS - 27.60%

     1,999,998    CONCORD MINUTEMEN CAPITAL COMPANY COMMERCIAL PAPER SERIES B          2.57       03/072006             1,934,258

   1,999,998      LEGACY CAPITAL CORPORATION                                           2.56       03/23/2005            1,996,838

   1,999,998      PICAROS FUNDING LLC CPDN                                             2.54       03/01/2005            1,999,998

   38,999,961     DEUTSCHE BANK AGENCY MORTGAGE REPURCHASE AGREEMENT                   2.62       03/01/2005           38,999,961

                                                                                                                       44,931,055

 TOTAL COLLATERAL FOR SECURITIES LENDING (COST $47,248,510)                                                            47,248,510
                                                                                                                  ---------------

SHARES

SHORT-TERM INVESTMENTS - 2.48%
       4,038,494  WELLS FARGO MONEY MARKET TRUST~>>                                                                     4,038,494
                                                                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,038,494)                                                                          4,038,494
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $213,695,809)*                                     130.84%                                                  $   213,018,392

OTHER ASSETS AND LIABILITIES, NET                        (30.84)                                                      (50,210,764)
                                                        -------                                                   ---------------

TOTAL NET ASSETS                                         100.00%                                                  $   162,807,628
                                                        -------                                                   ---------------

+/-   VARIABLE RATE SECURITIES.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,038,494.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
ASSET-BACKED SECURITIES - 5.31%
$      2,690,860  BMW VEHICLE OWNER TRUST SERIES 2003-A CLASS A3                       1.94%      02/25/2007   $     2,679,898
       2,000,000  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3<<            2.08       05/15/2008         1,969,094
       4,015,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A1 CLASS A1          6.90       10/15/2007         4,103,333
         131,741  DAIMLER CHRYSLER AUTO TRUST SERIES 2002-B CLASS A3                   2.93       06/06/2006           131,743
         354,414  FORD CREDIT AUTO OWNER TRUST SERIES 2003-A CLASS A3A                 2.20       07/17/2006           353,805
         364,169  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2002-3 CLASS A3            3.00       05/18/2006           364,169
       1,934,911  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2003-1 CLASS A3            1.92       11/20/2006         1,928,888
       4,700,000  NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3          2.11       07/15/2008         4,627,678
       1,081,490  TOYOTA AUTO RECEIVABLES OWNER TRUST SERIES 2002-C CLASS A3           2.65       11/15/2006         1,080,541
         900,000  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2003-1 CLASS A4           1.93       01/20/2010           873,125
         525,000  WHOLE AUTO LOAN TRUST SERIES 2003-1 CLASS A4                         2.58       03/15/2010           514,627
       4,700,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2003-B CLASS A3             2.20       01/15/2008         4,646,549

TOTAL ASSET-BACKED SECURITIES (COST $23,587,656)                                                                    23,273,450
                                                                                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.68%
         422,942  CHASE FUNDING MORTGAGE LOAN SERIES 2001-3 CLASS 2A1+/-               2.90       10/25/2031           423,271
       5,903,468  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C2
                  CLASS A1                                                             3.11       03/10/2040         5,775,373
       1,196,762  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A1               3.59       10/12/2041         1,182,861

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,481,752)                                                          7,381,505
                                                                                                               ---------------

US GOVERNMENT AGENCY SECURITIES - 72.49%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 50.59%
       3,413,158  FHLMC SERIES 1594 CLASS H                                            6.00       10/15/2008         3,495,273
       1,022,384  FHLMC SERIES 1662 CLASS C                                            6.25       06/15/2008         1,024,806
       3,536,443  FHLMC SERIES 2509 CLASS TU                                           5.50       10/15/2009         3,628,825
      25,809,068  FHLMC SERIES 2643 CLASS LA                                           4.50       01/15/2011        26,021,433
      15,002,000  FHLMC SERIES 2644 CLASS AU                                           3.50       05/15/2022        14,779,703
       8,538,804  FHLMC SERIES 2687 CLASS PW                                           5.50       07/15/2009         8,808,408
      25,119,000  FHLMC SERIES 2695 CLASS GU                                           3.50       11/15/2022        24,735,420
      46,286,122  FHLMC SERIES 2705 CLASS LA                                           4.50       02/15/2023        46,688,552
      26,625,800  FHLMC SERIES 2707 CLASS ON                                           4.00       07/15/2014        26,507,731
      67,049,157  FHLMC SERIES 2727 CLASS PW                                           3.57       06/15/2029        65,978,630

                                                                                                                   221,668,781
                                                                                                               ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.90%
      41,548,000  FNMA                                                                 3.25       07/12/2006        41,368,887
      36,039,000  FNMA                                                                 2.20       12/04/2006        35,117,158
      10,950,000  FNMA SERIES 1993-188 CLASS K                                         6.00       10/25/2008        11,374,147
       3,161,594  FNMA SERIES 1993-240 CLASS PC                                        6.25       07/25/2013         3,209,845
       4,765,878  FNMA SERIES 2002-70 CLASS QU                                         5.50       05/25/2010         4,884,501

                                                                                                                    95,954,538
                                                                                                               ---------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $319,951,674)                                                          317,623,319
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
US TREASURY SECURITIES - 21.87%

US TREASURY NOTES - 21.87%
$        654,000  US TREASURY NOTE<<                                                   1.88%      12/31/2005   $       646,975
      20,645,000  US TREASURY NOTE<<                                                   2.50       09/30/2006        20,329,689
      11,455,000  US TREASURY NOTE<<                                                   2.50       10/31/2006        11,268,409
      17,446,000  US TREASURY NOTE<<                                                   3.00       12/31/2006        17,274,261
      14,965,000  US TREASURY NOTE<<                                                   3.13       01/31/2007        14,841,075
      31,574,000  US TREASURY NOTE                                                     3.38       02/28/2007        31,474,098

                                                                                                                    95,834,507
                                                                                                               ---------------

TOTAL US TREASURY SECURITIES (COST $96,274,897)                                                                     95,834,507
                                                                                                               ---------------

REPURCHASE AGREEMENTS - 5.36%
      20,000,000  COUNTRYWIDE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $20,001,463)                              2.67       03/01/2005        20,000,000
       3,491,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $3,491,255)              2.67       03/01/2005         3,491,000

TOTAL REPURCHASE AGREEMENTS (COST $23,491,000)                                                                      23,491,000
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

 SHARES                                                                                                               VALUE
COLLATERAL FOR SECURITIES LENDING - 15.32%

COLLATERAL INVESTED IN MONEY MARKET FUND - 1.84%
         560,999  EVERGREEN FUNDS - INSTITUTIONAL MONEY MARKET FUND                                                    560,999
       4,999,995  DEUTSCHE SCUDDER INSTITUTIONAL FUND                                                                4,999,995
       2,505,535  SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                             2,505,535

                                                                                                                     8,066,529
PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED OTHER SHORT TERM ASSETS - 13.48%
       1,121,999  BELFORD US CAPITAL COMPANY FLOATING RATE NOTE                        2.59%      06/21/2005         1,121,943
         336,000  BETA FINANCE INCORPORATED MEDIUM TERM NOTE                           2.66       06/02/2006           336,030
       2,999,997  BLUE RIDGE ASSET FUNDING                                             2.60       03/01/2005         2,999,997
         560,999  CC USA INCORPORATED MEDIUM TERM NOTE                                 2.74       07/02/2005           561,308
       2,999,997  CONCORD MINUTEMEN CAP COMPANY COMMERCIAL PAPER SERIES B              2.57       03/08/2005         2,999,997
       1,999,998  CONCORD MINUTEMEN CAP COMPANY COMMERCIAL PAPER SERIES B              2.57       03/07/2006         1,934,258
         336,000  DEUTSCHE BANK CERTIFICATE OF DEPOSIT                                 2.78       11/10/2005           333,513
         449,000  K2 USA LLC FLOATING RATE NOTE                                        2.65       07/24/2006           448,995
       2,999,997  LEGACY CAPITAL CORPORATION                                           2.56       03/23/2005         2,995,257
         560,999  LEHMAN BROTHERS HOLDINGS MEDIUM TERM NOTE                            2.82       12/23/2005           561,353
       3,999,996  LEHMAN BROTHERS HOLDINGS FLOATING RATE CERTIFICATE OF DEPOSIT        2.56       08/16/2005         3,999,996
       1,121,999  LINKS FINANCE LLC FLOATING RATE NOTE                                 2.58       03/15/2006         1,121,774
         672,999  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT          2.66       03/29/2005           671,647
         560,999  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT          2.65       03/31/2005           560,999
         784,999  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT          2.65       06/01/2005           784,999
         449,000  MORGAN STANLEY COLLATERAL TYPE SENIOR NOTE SERIES EXL                2.59       08/13/2010           448,989
       1,121,999  MORGAN STANLEY CPDN                                                  2.71       04/22/2005         1,117,623
       1,121,999  NATEXIS BANQUE NY COLLATERAL TYPE DEPOSIT NOTE                       2.73       06/09/2005         1,118,408
       3,999,996  PICAROS FUNDING LLC CPDN                                             2.54       03/01/2005         3,999,996
       1,121,999  RACERS TRUST 2004-6-MM                                               2.60       05/20/2005         1,122,425
       1,121,999  SECURITY LIFE OF DENVER FUNDING AGREEMENT                            2.76       06/03/2005         1,121,999
       1,121,999  TANGO FINANCIAL CORPORATION MEDIUM TERM NOTE                         2.65       10/25/2006         1,121,763
         560,999  TRAVELERS INSURANCE FUNDING AGREEMENT                                2.67       02/10/2006           560,988
      26,999,973  MORGAN STANLEY AGENCY MORTGAGE REPURCHASE AGREEMENT                  2.63       03/01/2005        26,999,973

                                                                                                                    59,044,230

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $67,110,759)                                                          67,110,759
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $537,897,738)*                                     122.03%                                               $   534,714,540

OTHER ASSETS AND LIABILITIES, NET                        (22.03)                                                   (96,522,735)
                                                        -------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $   438,191,805
                                                        -------                                                ---------------

+/-   VARIABLE RATE SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 8.26%
       1,549,000  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2004-3
$                 CLASS A                                                              4.35%      12/15/2011   $    1,552,027
         921,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-AX CLASS
                  A3                                                                   3.63       01/06/2010          914,913
       1,220,000  AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2004-R12
                  CLASS A3+/-                                                          2.81       01/25/2035        1,223,904
       1,579,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3          2.00       11/15/2007        1,552,619
       1,579,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2          3.35       02/15/2008        1,566,664
       2,950,000  CAPITAL ONE MASTER TRUST SERIES 2001-3A CLASS A                      5.45       03/16/2009        3,013,301
       2,030,000  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3              2.08       05/15/2008        1,998,630
         750,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A1 CLASS A1          6.90       10/15/2007          766,501
       1,575,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3          6.88       11/16/2009        1,689,041
       4,330,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A6 CLASS A6          2.90       05/17/2010        4,168,219
       1,989,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CLASS A1          2.55       01/20/2009        1,941,416
         526,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A8 CLASS A8          4.90       12/12/2016          528,163
         950,000  CITIBANK CREDIT CARD ISSUANCT TRUST SERIES 2003-A3 CLASS A3          3.10       03/10/2010          922,432
       1,201,000  CWL SERIES 2004-11 CLASS A2+/-                                       2.91       03/25/2033        1,205,763
       1,393,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2004-B CLASS A3                    3.18       09/08/2008        1,382,565
       1,266,000  FNM DUS NEW ORLEANS PARK A++                                         4.41       03/07/2020        1,264,316
       3,000,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3   (ASSET
                  BACKED SECURITIES LOC)                                               3.48       11/17/2008        2,981,671
       1,385,000  MASSACHUSETTS RRB SPECIAL PURPOSE TRUST SERIES 2005-1 CLASS A2       3.78       09/15/2010        1,377,264
       1,260,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2001-A1 CLASS A1           5.75       10/15/2008        1,291,519
       1,162,000  MBNA MASTER CREDIT CARD TRUST SERIES 2000-E CLASS A                  7.80       10/15/2012        1,346,300
       1,575,000  METRIS MASTER TRUST SERIES 2004-2 CLASS A+/-                         2.56       10/20/2010        1,575,658
       1,115,000  NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3          2.11       07/15/2008        1,097,843
       1,511,000  PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-1 CLASS A5              4.47       12/25/2014        1,507,618
       1,265,517  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                  2003-RS3 CLASS AII+/-                                                2.89       04/25/2033        1,269,125
       1,279,000  SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A2+/-                     2.84       07/25/2018        1,284,396
       1,164,449  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2004-10 CLASS
                  A8+/-                                                                2.91       11/25/2034        1,165,075
       2,304,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-1 CLASS
                  A4+/-++                                                              2.76       02/25/2035        2,304,643
       1,197,000  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                         3.16       02/17/2009        1,183,581
       1,922,000  WHOLE AUTO LOAN TRUST SERIES 2003-1 CLASS A4                         2.58       03/15/2010        1,884,026
       1,154,000  WHOLE AUTO LOAN TRUST SERIES 2004-1 CLASS A4                         3.26       03/15/2011        1,131,884
       1,115,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2003-B CLASS A3             2.20       01/15/2008        1,102,320

TOTAL ASSET-BACKED SECURITIES (COST $48,538,713)                                                                   48,193,397
                                                                                                               --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.01%
       2,618,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C1 CLASS A3+/-       5.25       04/15/2040        2,696,068
         660,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C2 CLASS A2          4.10       10/15/2041          650,410
         797,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATION SERIES 1999-1
                  CLASS E+/-                                                           7.10       05/15/2032          867,874
       1,523,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATION SERIES
                  2004-LB4A CLASS A2                                                   4.05       10/15/2037        1,497,837
         883,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-C4 CLASS A2                                                     3.91       08/15/2036          872,677
       1,502,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-CK2 CLASS A2                                                    3.86       03/15/2036        1,484,080
         500,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1998-CG1 CLASS A3         6.65       06/10/2031          535,269
       1,880,000  FHLMC SERIES 2912 CLASS EG                                           5.50       05/15/2034        1,889,097
       2,330,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGES SERIES 2000-C2
                  CLASS A2                                                             7.20       10/15/2032        2,617,942
         458,624  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C2
                  CLASS A1                                                             3.11       03/10/2040          448,672
       1,092,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3
                  CLASS A3+/-                                                          4.87       07/10/2039        1,102,113
       1,052,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C1
                  CLASS A5+/-                                                          4.77       06/10/2048        1,039,100
         990,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C1
                  CLASS AAB                                                            4.60       06/10/2048          981,265
       1,546,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2003-C3 CLASS A3                                                     4.65       04/10/2040        1,545,810
       5,769,000  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CLASS 2003-67 CLASS
                  HA                                                                   3.50       10/20/2026        5,681,273
       2,112,000  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SERIES 2003-66 CLASS
                  WU                                                                   3.75       03/20/2026        2,087,646
         544,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2004-GG1 CLASS A3                                                    4.34       06/10/2036          544,030
       2,042,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2004-GG1 CLASS A7+/-                                                 5.32       06/10/2036        2,104,799
       2,155,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                  2005-GG3 CLASS A2+/-                                                 4.31       08/10/2042        2,140,101

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
         923,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
$                 2005-GG3 CLASS AAB+/-                                                4.62%      08/10/2042    $      916,725
         918,095  GS MORTGAGE SECURITIES CORPORATION II SERIES 2004-C1 CLASS A1        3.66       10/10/2028           897,770
         594,000  HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1
                  CLASS C+/-                                                           6.90       05/15/2031           648,883
       1,525,000  IMPAC CMB TRUST SERIES 2005-1 CLASS 1A1+/-                           2.91       04/25/2035         1,525,000
         746,000  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1998-C1 CLASS C          6.68       02/18/2030           794,870
         397,000  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B          7.43       10/15/2032           444,340
       1,552,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS A2             3.48       07/15/2027         1,511,595
         505,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A3               4.89       11/12/2035           510,674
       1,579,649  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A1               3.59       10/12/2041         1,561,300
       2,085,000  PNC MORTGAGE ACCEPTANCE CORPORATION SERIES 2000-C2 CLASS A2          7.30       10/12/2033         2,342,112
         321,000  PRUDENTIAL SECURITIES SECURED FINANCING CORPORATION SERIES
                  1998-C1 CLASS B                                                      6.65       07/15/2008           343,938
         615,189  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
                  CLASS A1                                                             3.22       03/18/2036           609,947
         614,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
                  CLASS A3                                                             4.87       03/18/2036           616,970
       3,126,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS
                  A5                                                                   5.22       01/15/2041         3,189,572
       2,451,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16 CLASS
                  A2                                                                   4.38       10/15/2041         2,440,157
       3,476,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16 CLASS
                  APB                                                                  4.69       10/15/2041         3,464,135

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $53,179,239)                                                        52,604,051
                                                                                                                --------------

CORPORATE BONDS & NOTES - 16.44%

APPAREL & ACCESSORY STORES - 0.33%
         395,000  LIMITED BRANDS                                                       6.95       03/01/2033           435,257
         410,000  MAY DEPARTMENT STORES COMPANY                                        6.65       07/15/2024           441,530
         970,000  JC PENNY COMPANY INCORPORATED SERIES MTNA                            6.88       10/15/2015         1,075,362

                                                                                                                     1,952,149
                                                                                                                --------------

BUSINESS SERVICES - 0.54%
       3,005,000  HOUSEHOLD FINANCE CORPORATION<<                                      5.88       02/01/2009         3,162,534
                                                                                                                --------------

CHEMICALS & ALLIED PRODUCTS - 0.20%
       1,145,000  LUBRIZOL CORPORATION                                                 5.50       10/01/2014         1,168,870
                                                                                                                --------------

COMMUNICATIONS - 2.70%
       1,230,000  BELLSOUTH CORPORATION                                                5.20       09/15/2014         1,247,611
         805,000  BRITISH TELECOMMUNICATIONS PLC                                       8.88       12/15/2030         1,100,313
       1,980,000  COMCAST CORPORATION<<                                                5.85       01/15/2010         2,086,259
         610,000  COX COMMUNICATIONS INCORPORATED++                                    4.63       01/15/2010           602,740
       1,265,000  COX COMMUNICATIONS INCORPORATED                                      7.13       10/01/2012         1,411,978
       1,297,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                            8.75       06/15/2030         1,747,991
       1,430,000  FRANCE TELECOM                                                       7.95       03/01/2006         1,479,211
       1,485,000  SPRINT CAPITAL CORPORATION<<                                         8.75       03/15/2032         1,993,843
       1,860,000  TELECOM ITALIA CAPITAL SA                                            5.25       11/15/2013         1,875,488
         700,000  VERIZON NEW YORK INCORPORATED SERIES A<<                             6.88       04/01/2012           775,680
       1,230,000  VERIZON NEW YORK INCORPORATED SERIES B                               7.38       04/01/2032         1,420,726

                                                                                                                    15,741,840
                                                                                                                --------------

DEPOSITORY INSTITUTIONS - 1.75%
       1,575,000  BAC CAPITAL TRUST VI                                                 5.63       03/08/2035         1,569,377
       1,080,000  PNC FUNDING CORPORATION<<                                            5.25       11/15/2015         1,087,829
         605,000  RBS CAPITAL TRUST+/-                                                 4.71       12/29/2049           588,312
         535,000  ROYAL BANK OF SCOTLAND GROUP                                         5.00       11/12/2013           537,764
       2,640,000  WACHOVIA BANK NATIONAL<<                                             4.88       02/01/2015         2,614,339
         780,000  WASHINGTON MUTUAL BANK FA                                            5.13       01/15/2015           776,538
       1,785,000  WASHINGTON MUTUAL INCORPORATED                                       4.20       01/15/2010         1,755,817
       1,215,000  ZIONS BANCORPORATION                                                 6.00       09/15/2015         1,287,078

                                                                                                                    10,217,054
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ELECTRIC, GAS & SANITARY SERVICES - 1.48%
$      1,536,000  AMERICAN ELECTRIC POWER SERIES C                                     5.38%      03/15/2010   $    1,585,785
       1,330,000  DUKE ENERGY CORPORATION                                              6.25       01/15/2012        1,439,246
         445,000  FIRSTENERGY CORPORATION SERIEC C                                     7.38       11/15/2031          522,752
       1,002,000  PACIFIC GAS AND ELECTRIC                                             6.05       03/01/2034        1,056,316
         405,000  PSEG POWER LLC                                                       8.63       04/15/2031          549,210
         895,000  PUBLIC SERVICE COMPANY OF COLORADO                                   7.88       10/01/2012        1,071,897
         739,000  SOUTHERN CALIFORNIA EDISON                                           8.00       02/15/2007          792,634
       1,600,000  TXU CORPORATION++                                                    5.55       11/15/2014        1,597,598

                                                                                                                    8,615,438
                                                                                                               --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.22%
         945,000  LOCKHEED MARTIN CORPORATION                                          8.50       12/01/2029        1,299,868
                                                                                                               --------------

FINANCIAL SERVICES - 0.22%
       1,190,000  CITIGROUP INCORPORATED<<                                             6.50       01/18/2011        1,309,985
                                                                                                               --------------

FOOD & KINDRED PRODUCTS - 0.38%
       1,425,000  KRAFT FOODS INCORPORATED                                             5.63       11/01/2011        1,499,227
         615,000  KRAFT FOODS INCORPORATED                                             6.50       11/01/2031          691,110

                                                                                                                    2,190,337
                                                                                                               --------------

FOOD STORES - 0.26%
       1,280,000  KROGER COMPANY                                                       7.50       04/01/2031        1,539,139
                                                                                                               --------------

FORESTRY - 0.19%
         915,000  WEYERHAEUSER COMPANY                                                 7.38       03/15/2032        1,101,827
                                                                                                               --------------

HEALTH SERVICES - 0.11%
         610,000  HUMANA INCORPORATED                                                  6.30       08/01/2018          643,366
                                                                                                               --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.52%
       1,235,000  GOLDMAN SACHS GROUP INCORPORATED                                     5.13       01/15/2015        1,236,194
       1,850,000  MERRILL LYNCH & COMPANY                                              4.25       02/08/2010        1,827,058

                                                                                                                    3,063,252
                                                                                                               --------------

INSURANCE CARRIERS - 0.12%
         700,000  COVENTRY HEALTH CARE INCORPORATED++                                  6.13       01/15/2015          722,750
                                                                                                               --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.38%
       1,090,000  GENERAL ELECTRIC COMPANY                                             5.00       02/01/2013        1,106,314
       1,015,000  TYCO INTERNATIONAL GROUP SA                                          6.38       10/15/2011        1,106,441

                                                                                                                    2,212,755
                                                                                                               --------------

MOTION PICTURES - 0.20%
         895,000  TIME WARNER ENTERTAINMENT COMPANIES LIMITED PARTNERSHIP              8.38       07/15/2033        1,163,989
                                                                                                               --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.52%
         740,000  BOEING CAPITAL CORPORATION                                           6.10       03/01/2011          795,559
         310,000  CAPITAL ONE FINANCIAL                                                4.80       02/21/2012          304,626
       2,700,000  FORD MOTOR CREDIT COMPANY                                            5.70       01/15/2010        2,647,987
         779,000  GENERAL ELECTRIC CAPITAL CORPORATION<<                               3.75       12/15/2009          756,884
       1,995,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                              6.88       09/15/2011        1,978,188
         715,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                6.75       12/01/2014          687,802
       1,000,000  MBNA AMERICA BANK NA Y SERIES BKNT                                   4.63       08/03/2009        1,003,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$        702,000  SLM CORPORATION SERIES MTNA                                          5.00%      10/01/2013     $      704,715

                                                                                                                      8,878,811
                                                                                                                 --------------

OIL & GAS EXTRACTION - 0.82%
         610,000  KERR-MCGEE CORPORATION                                               6.95       07/01/2024            676,449
         916,000  KERR-MCGEE CORPORATION                                               7.88       09/15/2031          1,131,205
       1,120,000  TENGIZCHEVROIL LLP++                                                 6.12       11/15/2014          1,135,400
         939,000  VALERO LOGISTICS                                                     6.05       03/15/2013            991,478
         830,000  XTO ENERGY INCORPORATED                                              4.90       02/01/2014            824,642

                                                                                                                      4,759,174
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.34%
         585,000  GEORGIA-PACIFIC CORPORATION                                          8.88       05/15/2031            766,350
         760,000  INTERNATIONAL PAPER COMPANY                                          6.75       09/01/2011            843,175
         335,000  INTERNATIONAL PAPER COMPANY                                          5.50       01/15/2014            346,614

                                                                                                                      1,956,139
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.40%
         905,000  ALBERTA ENERGY COMPANY LIMITED                                       7.38       11/01/2031          1,113,283
       1,060,000  AMERADA HESS CORPORATION                                             7.30       08/15/2031          1,239,954

                                                                                                                      2,353,237
                                                                                                                 --------------

PIPELINES, EXCEPT NATURAL GAS - 0.31%
       1,050,000  DUKE CAPITAL LLC                                                     7.50       10/01/2009          1,175,786
         620,000  KINDER MORGAN ENERGY PARTNERS                                        5.13       11/15/2014            616,907

                                                                                                                      1,792,693
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.58%
       1,545,000  CANADIAN NATIONAL RAILWAY COMPANY                                    7.38       10/15/2031          1,932,801
       1,200,000  NORFOLK SOUTHERN CORPORATION                                         7.05       05/01/2037          1,429,969

                                                                                                                      3,362,770
                                                                                                                 --------------

REAL ESTATE - 0.44%
       1,672,000  EOP OPREATING LIMITED PARTNERSHIP                                    4.65       10/01/2010          1,654,782
         935,000  HEALTHCARE REALTY TRUST                                              5.13       04/01/2014            909,880

                                                                                                                      2,564,662
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.31%
         615,000  GOLDMAN SACHS CAPITAL INCORPORATED                                   6.35       02/15/2034            651,856
       2,426,000  JP MORGAN CHASE & COMPANY<<                                          6.75       02/01/2011          2,686,218
         865,000  JP MORGAN CHASE & COMPANY<<                                          5.13       09/15/2014            870,494
         970,000  MERRILL LYNCH & COMPANY                                              5.00       01/15/2015            959,533
       2,515,000  MORGAN STANLEY                                                       4.75       04/01/2014          2,448,551

                                                                                                                      7,616,652
                                                                                                                 --------------

TELECOMMUNICATIONS - 0.31%
       1,725,000  SPRINT CAPITAL CORPORATION                                           6.00       01/15/2007          1,782,656
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 0.72%
       3,110,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                               6.50       11/15/2013          3,353,644

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
TRANSPORTATION EQUIPMENT (continued)
$        860,000  FORD MOTOR COMPANY<<                                                 7.45%      07/16/2031     $      829,209

                                                                                                                      4,182,853
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.09%
         520,000  HUGHES SUPPLY INCORPORATED++                                         5.50       10/15/2014            510,085
                                                                                                                 --------------

TOTAL CORPORATE BONDS & NOTES (COST $95,791,836)                                                                     95,864,885
                                                                                                                 --------------

FOREIGN GOVERNMENT BONDS - 1.13%
         165,000  CANADIAN NATIONAL RAILWAY COMPANY                                    6.90       07/15/2028            194,024
       1,245,000  CANADIAN NATIONAL RESOURCES                                          4.90       12/01/2014          1,224,189
       1,420,000  MEXICO GOVERNMENT INTERNATIONAL BOND SERIES MTN                      6.38       01/16/2013          1,501,650
       2,650,000  RUSSIAN FEDERATION++                                                 5.00       03/31/2030          2,782,500
         905,000  UNITED MEXICAN STATES                                                6.75       09/27/2034            921,743

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $6,526,837)                                                                     6,624,106
                                                                                                                 --------------

US GOVERNMENT AGENCY SECURITIES - 52.56%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 36.30%
      24,109,000  FHLMC<<                                                              6.63       09/15/2009         26,473,345
       6,920,000  FHLMC<<                                                              5.00       07/15/2014          7,103,940
         539,645  FHLMC #15662                                                         5.00       07/01/2019            544,240
         573,977  FHLMC #16590                                                         5.00       09/01/2019            578,864
       3,754,137  FHLMC #90846                                                         5.50       08/01/2024          3,805,896
       2,287,116  FHLMC #B10747                                                        5.50       11/01/2018          2,346,720
       1,350,428  FHLMC #B12318                                                        5.00       02/01/2019          1,361,925
       2,773,624  FHLMC #B13649                                                        5.00       04/01/2019          2,797,238
         319,459  FHLMC #B15604                                                        5.00       07/01/2019            322,179
         703,244  FHLMC #B15605                                                        5.00       07/01/2019            709,232
         766,414  FHLMC #B15705                                                        5.00       07/01/2019            772,939
         409,245  FHLMC #B15706                                                        5.00       07/01/2019            412,730
         266,253  FHLMC #B15762                                                        5.00       07/01/2019            268,520
         290,084  FHLMC #B16372                                                        5.00       09/01/2019            292,554
         303,842  FHLMC #B16397                                                        5.00       09/01/2019            306,428
         427,748  FHLMC #B16398                                                        5.00       09/01/2019            431,390
         464,233  FHLMC #B16399                                                        5.00       09/01/2019            468,185
         289,154  FHLMC #B16425                                                        5.00       09/01/2019            291,616
         827,783  FHLMC #B16509                                                        5.00       09/01/2019            834,830
         565,810  FHLMC #B16543                                                        5.00       09/01/2019            570,628
          48,400  FHLMC #B17291                                                        5.00       11/01/2019             48,812
         549,991  FHLMC #B17587                                                        5.00       01/01/2020            554,673
         383,609  FHLMC #B17596                                                        5.00       01/01/2020            386,875
       2,471,047  FHLMC #B17609                                                        5.00       01/01/2020          2,491,871
         388,567  FHLMC #B17613                                                        5.00       01/01/2020            391,842
       3,666,686  FHLMC #B17614                                                        5.00       01/01/2020          3,697,585
       3,773,738  FHLMC #C90732                                                        5.50       11/01/2023          3,827,075
       2,603,385  FHLMC #C90766                                                        5.50       12/01/2023          2,640,180
       5,093,736  FHLMC #C90780                                                        5.50       01/01/2024          5,165,730
       6,346,851  FHLMC #C90798<<                                                      5.50       02/01/2024          6,434,356
       9,832,776  FHLMC #C90843                                                        5.50       07/01/2024          9,968,343
       6,577,357  FHLMC #C90854<<                                                      5.50       09/01/2024          6,668,041
       3,798,061  FHLMC #C90859                                                        5.50       10/01/2024          3,850,425
       3,153,000  FHLMC #C90883                                                        5.50       02/01/2025          3,196,276
       2,496,953  FHLMC #D96325                                                        5.50       10/01/2023          2,532,245
       3,349,128  FHLMC #E01279                                                        5.50       01/01/2018          3,436,748
       1,885,130  FHLMC #E01539                                                        5.50       12/01/2018          1,934,258
       3,617,307  FHLMC #E97681                                                        5.00       07/01/2018          3,649,127
       1,712,545  FHLMC #G11485                                                        5.50       10/01/2018          1,757,175
       4,389,048  FHLMC #G11511                                                        5.50       11/01/2018          4,503,875

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$      3,288,773  FHLMC #G11604                                                        5.00%      07/01/2019   $     3,317,704
       2,501,178  FHLMC #G11615                                                        5.00       09/01/2019         2,522,473
      10,245,180  FHLMC #G11634                                                        5.50       11/01/2019        10,512,458
       4,713,444  FHLMC #G11653                                                        5.50       12/01/2019         4,836,280
       7,516,000  FHLMC #G11658                                                        5.50       01/01/2020         7,712,079
       4,365,049  FHLMC #G18003                                                        5.50       07/01/2019         4,478,925
       2,129,857  FHLMC #M80925                                                        5.00       06/01/2011         2,158,065
       4,846,296  FHLMC #M80927                                                        5.00       07/01/2011         4,910,480
       5,658,469  FHLMC #M80928                                                        5.00       08/01/2011         5,733,410
       7,487,508  FHLMC #M80936                                                        5.00       09/01/2011         7,586,672
       3,213,260  FHLMC SERIES 2541 CLASS BM                                           4.00       09/15/2026         3,217,526
      10,834,000  FHLMC SERIES 2631 CLASS MT                                           3.50       01/15/2022        10,678,927
          76,004  FHLMC SERIES 2643 CLASS LA                                           4.50       01/15/2011            76,629
       2,395,274  FHLMC SERIES 2682 CLASS WK                                           3.00       01/15/2021         2,367,160
       3,028,344  FHLMC SERIES 2692 CLASS YB                                           3.50       05/15/2016         3,002,312
       5,311,110  FHLMC SERIES 2731 CLASS PK                                           3.50       05/15/2026         5,238,331
       3,183,077  FHLMC SERIES 2736 CLASS DB                                           3.30       11/15/2026         3,107,326
         577,000  FHLMC SERIES 2791 CLASS VD                                           5.00       02/15/2021           566,129
         681,000  FHLMC SERIES 2791 CLASS VJ                                           5.00       02/15/2021           669,528
         623,000  FHLMC SERIES 2791 CLASS VL                                           5.00       02/15/2021           613,229
       1,074,000  FHLMC SERIES 2804 CLASS EC                                           5.50       06/15/2033         1,096,237
       1,514,000  FHLMC SERIES 2820 CLASS PE                                           5.50       03/15/2030         1,537,827
       4,668,984  FHLMC SERIES 2825 CLASS PM                                           5.50       03/15/2030         4,730,357
         530,000  FHLMC SERIES 2833 CLASS JD                                           5.50       09/15/2029           538,611
         951,000  FHLMC SERIES 2835 CLASS NE                                           5.50       06/15/2029           964,107
       1,056,000  FHLMC SERIES 2876 CLASS PE                                           5.50       04/15/2030         1,068,892
         732,000  FHLMC SERIES 2878 CLASS QE                                           5.50       04/15/2030           742,012

                                                                                                                   211,812,597
                                                                                                               ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.56%
      12,205,000  FNMA<<                                                               2.20       12/04/2006        11,892,808
       3,355,000  FNMA                                                                 6.63       09/15/2009         3,676,902
       2,136,075  FNMA #254800                                                         5.50       07/01/2023         2,167,699
       2,276,312  FNMA #255160                                                         5.50       03/01/2024         2,309,151
       1,987,258  FNMA #255251                                                         5.50       05/01/2024         2,015,927
         740,777  FNMA #255389                                                         5.00       08/01/2011           750,252
         336,823  FNMA #255440                                                         5.00       09/01/2011           341,132
       2,823,304  FNMA #255581                                                         6.00       02/01/2035         2,898,676
         692,713  FNMA #357547                                                         5.50       04/01/2024           702,707
         845,631  FNMA #380590                                                         6.21       08/01/2010           902,993
         233,817  FNMA #381135                                                         5.86       01/01/2009           243,920
         484,586  FNMA #387024                                                         5.05       07/01/2011           493,426
         233,437  FNMA #387182                                                         4.42       12/01/2011           232,479
       2,236,946  FNMA #725564                                                         4.53       04/01/2009         2,277,578
       1,898,950  FNMA #754732<<                                                       5.50       03/01/2034         1,917,362
       3,902,247  FNMA #756196                                                         5.50       12/01/2033         3,940,082
         835,000  FNMA #760574                                                         4.32       12/01/2009           832,538
       1,128,936  FNMA #784341                                                         6.00       01/01/2035         1,159,075
       1,135,506  FNMA SERIES 2002-82 CLASS XJ                                         4.50       09/25/2012         1,140,097
       3,012,142  FNMA SERIES 2003-113 CLASS PN                                        3.50       02/25/2013         2,991,679
       3,202,195  FNMA SERIES 2003-13 CLASS GA                                         4.50       06/25/2032         3,210,035
       5,331,640  FNMA SERIES 2003-24 CLASS PA                                         4.50       11/25/2009         5,347,782
         543,294  FNMA SERIES 2003-32 CLASS KA                                         5.00       07/25/2013           547,184
         193,196  FNMA SERIES 2003-41 CLASS YN                                         4.00       05/25/2017           193,190
       1,308,474  FNMA SERIES 2003-79 CLASS KA                                         3.75       05/25/2011         1,308,805
       3,301,000  FNMA SERIES 2003-92 CLASS KQ                                         3.50       06/25/2023         3,249,249
       9,712,000  FNMA TBA%%                                                           5.50       04/01/2033         9,769,670
       1,119,000  FNMA TBA%%                                                           5.00       03/01/2034         1,102,564
       6,509,000  FNMA TBA%%                                                           5.50       03/01/2034         6,561,886

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     10,977,000  FNMA TBA%%                                                           5.00%      04/01/2034    $   10,791,766

                                                                                                                    84,968,614
                                                                                                                --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.70%
       2,103,126  GNMA #3545<<                                                         6.00       04/20/2034         2,169,604
       2,500,072  GNMA #3584<<                                                         6.00       07/20/2034         2,579,338
       3,628,275  GNMA #3625                                                           6.00       10/20/2034         3,742,961
       1,387,775  GNMA #3653                                                           6.00       12/20/2034         1,431,641

                                                                                                                     9,923,544
                                                                                                                --------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $308,526,753)                                                          306,704,755
                                                                                                                --------------

US TREASURY SECURITIES - 18.41%

US TREASURY BONDS - 3.84%
       4,818,000  US TREASURY BOND<<                                                   6.25       08/15/2023         5,677,714
      13,776,000  US TREASURY BOND<<                                                   6.25       05/15/2030        16,735,154

                                                                                                                    22,412,868
                                                                                                                 -------------

US TREASURY NOTES - 14.57%
       2,479,000  US TREASURY NOTE<<                                                   3.00       12/31/2006         2,454,597
      55,961,000  US TREASURY NOTE<<                                                   3.13       01/31/2007        55,497,587
       4,323,000  US TREASURY NOTE                                                     3.50       02/15/2010         4,227,423
      13,698,000  US TREASURY NOTE<<                                                   4.25       11/15/2014        13,567,979
       9,556,000  US TREASURY NOTE<<                                                   4.00       02/15/2015         9,281,265

                                                                                                                    85,028,851
                                                                                                                --------------

TOTAL US TREASURY SECURITIES (COST $107,993,548)                                                                   107,441,719
                                                                                                                --------------
SHARES

COLLATERAL FOR SECURITIES LENDING - 27.67%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.27%
       2,658,997  EVERGREEN FUNDS - INSTITUTIONAL MONEY MARKET FUND                                                  2,658,997
       6,999,993  DEUTSCHE SCUDDER INSTITUTIONAL FUND                                                                6,999,993
       3,576,431  SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                             3,576,431

                                                                                                                    13,235,421

COLLATERAL INVESTED IN OTHER SHORT-TERM ASSETS - 25.40%
       5,316,995  BELFORD US CAPITAL COMPANY FLOATING RATE NOTE                        2.59%      06/21/2005         5,316,729
       1,594,998  BETA FINANCE INCORPORATED MEDIUM TERM NOTE                           2.66       06/02/2006         1,595,142
       6,999,993  BLUE RIDGE ASSET FUNDING                                             2.60       03/01/2005         6,999,993
       2,658,997  CC USA INCORPORATED MEDIUM TERM NOTE                                 2.74       07/05/2005         2,660,460
       4,999,995  CONCORD MINUTEMEN CAP COMPANY COMMERCIAL PAPER SERIES B              2.57       03/08/2005         4,999,995
       3,999,996  CONCORD MINUTEMEN CAP COMPANY COMMERCIAL PAPER SERIES B              2.57       03/07/2006         3,868,516
       1,594,998  DEUTSCHE BANK CERTIFICATE OF DEPOSIT                                 2.78       11/10/2005         1,583,195
       2,125,998  K2 USA LLC FLOATING RATE NOTE                                        2.65       07/24/2006         2,125,977
       7,216,993  LEGACY CAPITAL CORPORATION                                           2.56       03/23/2005         7,205,590
       2,658,997  LEHMAN BROTHERS HOLDINGS MEDIUM TERM NOTE                            2.82       12/23/2005         2,660,673
       5,316,995  LINKS FINANCE LLC FLOATING RATE NOTE                                 2.58       03/15/2006         5,315,931
       3,189,997  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT          2.66       03/29/2005         3,183,585
       2,658,997  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT          2.65       03/31/2005         2,658,997
       3,721,996  LIQUID FUNDING LIMITED FLOATING RATE CERTIFICATE OF DEPOSIT          2.65       06/01/2005         3,721,996
       2,126,998  MORGAN STANLEY COLLATERAL TYPE SENIOR NOTE SERIES EXL                2.59       08/13/2010         2,126,934
       5,316,995  MORGAN STANLEY CPDN                                                  2.71       04/22/2005         5,296,258

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

       5,316,995  NATEXIS BANQUE NY COLLATERAL TYPE DEPOSIT NOTE                       2.73       06/29/2005         5,299,980
       5,316,995  RACERS TRUST 2004-6-MM                                               2.60       05/20/2005         5,319,015
       5,316,995  SECURITY LIFE OF DENVER FUNDING AGREEMENT                            2.76       06/03/2005         5,316,995
       5,316,995  TANGO FINANCIAL CORPORATION MEDIUM TERM NOTE                         2.65       10/25/2006         5,315,878
       6,999,993  TRANSAMERICA ASSET FUNDING COMMERCIAL PAPER                          2.54       03/08/2005         6,996,563
       2,658,997  TRAVELERS INSURANCE FUNDING AGREEMENT                                2.67       02/10/2006         2,658,944
      55,999,944  MORGAN STANLEY AGENCY MORTGAGE REPURCHASE AGREEMENT                  2.63       03/01/2005        55,999,944

                                                                                                                   148,227,292

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $161,462,713)                                                        161,462,713
                                                                                                                --------------
PRINCIPAL

REPURCHASE AGREEMENTS - 3.63%
       4,640,000  BEAR STEARNS AND COMPANY INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $4,640,345)              2.68       03/01/2005         4,640,000
      16,509,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $16,510,224)             2.67       03/01/2005        16,509,000

TOTAL REPURCHASE AGREEMENTS (COST $21,149,000)                                                                      21,149,000
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $803,168,639)*                                     137.11%                                                $  800,044,626

OTHER ASSETS AND LIABILITIES, NET                        (37.11)                                                  (216,533,167)
                                                        -------                                                 --------------

TOTAL NET ASSETS                                         100.00%                                                $  583,511,459
                                                        -------                                                 --------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $28,424,747. (SEE NOTE 2)

+/-   VARIABLE RATE SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
SHORT SALES - (2.79%)
$    (16,202,000) FHLMC TBA%%                                                          5.00%                    $  (16,283,010)

TOTAL SHORT SALES (PROCEEDS $(16,343,925))                                                                         (16,283,010)
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


8


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                                         VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.04%
           N/A  WELLS FARGO STABLE INCOME PORTFOLIO                                     510,376,497

TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS (COST $510,895,660)                    510,376,497
                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $510,895,660)                         100.04%                                 $   510,376,497

OTHER ASSETS AND LIABILITIES, NET            (0.04)                                        (184,560)
                                           -------                                  ---------------

TOTAL NET ASSETS                            100.00%                                 $   510,191,937
                                           -------                                  ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO WEALTHBUILDER PORTFOLIOS               FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                     VALUE
INVESTMENT COMPANIES - 88.56%

STOCK FUNDS - 11.72%
          29,297  AIM BLUE CHIP FUND                                             $  343,950
           8,467  FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                   164,336
           9,150  ING INTERNATIONAL VALUE FUND                                      163,964
          14,546  MFS STRATEGIC VALUE FUND                                          228,952
           5,169  OPPENHEIMER MAIN STREET SMALL CAP FUND                            105,962

                                                                                  1,007,164
                                                                                 ----------

AFFILIATED STOCK FUNDS - 11.92%
             N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                             460,647
             N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                        344,315
           9,565  WELLS FARGO MONTGOMERY SMALL CAP FUND                             109,331
             N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                         110,089

                                                                                  1,024,382
                                                                                 ----------

BOND FUNDS - 8.72%
          92,748  MFS HIGH INCOME FUND                                              372,846
          63,228  OPPENHEIMER INTERNATIONAL BOND FUND                               376,841

                                                                                    749,687
                                                                                 ----------

AFFILIATED BOND FUNDS - 56.20%
         102,459  WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND                 1,116,806
         222,595  WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND      2,230,403
         120,620  WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND                   1,483,630

                                                                                  4,830,839
                                                                                 ----------

TOTAL INVESTMENT COMPANIES (COST $7,601,287)                                      7,612,072
                                                                                 ----------

TOTAL INVESTMENTS IN SECURITIES
(COST $7,601,287)*                                         88.56%                $7,612,072

OTHER ASSETS AND LIABILITIES, NET                          11.44                    982,974
                                                          ------                 ----------

TOTAL NET ASSETS                                          100.00%                $8,595,046
                                                          ------                 ----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO WEALTHBUILDER PORTFOLIOS               FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                            VALUE
INVESTMENT COMPANIES - 99.69%

STOCK FUNDS - 52.03%
       1,495,056  AIM BLUE CHIP FUND                                   $ 17,551,952
         616,189  FIDELITY ADVISORS DIVERSIFIED INTERNATIONAL FUND       11,960,234
         669,462  ING INTERNATIONAL VALUE FUND                           11,996,767
         742,879  MFS STRATEGIC VALUE FUND                               11,692,921
         406,006  OPPENHEIMER MAIN STREET SMALL CAP FUND                  8,323,132

                                                                         61,525,006
                                                                       ------------

AFFILIATED STOCK FUNDS - 47.66%
             N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                  23,651,936
             N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO             17,475,186
         658,726  WELLS FARGO MONTGOMERY SMALL CAP FUND                   7,529,240
             N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO               7,692,331

                                                                         56,348,693
                                                                       ------------

TOTAL INVESTMENT COMPANIES (COST $107,413,415)                          117,873,699
                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $107,413,415)*                                    99.69%         $117,873,699

OTHER ASSETS AND LIABILITIES, NET                        0.31               367,225
                                                       ------          ------------

TOTAL NET ASSETS                                       100.00%         $118,240,924
                                                       ------          ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO WEALTHBUILDER PORTFOLIOS               FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                          VALUE

INVESTMENT COMPANIES - 96.41%

STOCK FUNDS - 46.10%
          77,064  AIM BLUE CHIP FUND                                  $  904,733
          23,886  FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND        463,623
          25,867  ING INTERNATIONAL VALUE FUND                           463,546
          38,306  MFS STRATEGIC VALUE FUND                               602,934
          14,950  OPPENHEIMER MAIN STREET SMALL CAP FUND                 306,476

                                                                       2,741,312
                                                                      ----------

AFFILIATED STOCK FUNDS - 45.97%
             N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                1,210,181
             N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO             905,708
          26,930  WELLS FARGO MONTGOMERY SMALL CAP FUND                  307,814
             N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO              309,722

                                                                       2,733,425
                                                                      ----------

AFFILIATED BOND FUNDS - 4.34%
          20,986  WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND          258,130
                                                                      ----------

TOTAL INVESTMENT COMPANIES (COST $5,629,130)                           5,732,867
                                                                      ----------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,629,130)*                                   96.41%           $5,732,867

OTHER ASSETS AND LIABILITIES, NET                     3.59               213,777
                                                    ------            ----------

TOTAL NET ASSETS                                    100.00%           $5,946,644
                                                    ------            ----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO WEALTHBUILDER PORTFOLIOS               FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                              VALUE
INVESTMENT COMPANIES - 98.72%

BOND FUNDS - 9.92%
 4,197,924  MFS HIGH INCOME FUND                                                                   $ 16,875,653
 2,871,177  OPPENHEIMER INTERNATIONAL BOND FUND                                                      17,112,214

                                                                                                     33,987,867
                                                                                                   ------------

AFFILIATED BOND FUNDS - 24.61%
 4,027,733  WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND                                          43,902,287
 3,282,207  WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND                                            40,371,144

                                                                                                     84,273,431
                                                                                                   ------------

STOCK FUNDS - 33.23%
 2,862,240  AIM BLUE CHIP FUN                                                                        33,602,695
 1,050,220  FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                                          20,384,778
 1,322,417  ING INTERNATIONAL VALUE FUND                                                             23,697,716
 1,416,988  MFS STRATEGIC VALUE FUND                                                                 22,303,388
   672,564  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                   13,787,561

                                                                                                    113,776,138
                                                                                                   ------------

AFFILIATED STOCK FUNDS - 30.96%
       N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                    45,356,766
       N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                               30,204,720
 1,327,540  WELLS FARGO MONTGOMERY SMALL CAP FUND                                                    15,173,787
       N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                15,259,100

                                                                                                    105,994,373
                                                                                                   ------------

TOTAL INVESTMENT COMPANIES (COST $317,855,598)                                                      338,031,809
                                                                                                   ------------

                                                                        INTEREST
PRINCIPAL                                                                 RATE    MATURITY DATE
SHORT-TERM INVESTMENTS - 0.97%

US TREASURY BILLS - 0.97%
$  255,000  US TREASURY BILL^#                                            2.26%     04/07/2005          254,401
 2,815,000  US TREASURY BILL^#                                            2.64      05/12/2005        2,800,205
   270,000  US TREASURY BILL^#                                            2.90      08/11/2005          266,532

                                                                                                      3,321,138
                                                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,323,484)                                                        3,321,138
                                                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $321,179,082)*                                    99.69%                                     $341,352,947

OTHER ASSETS AND LIABILITIES, NET                        0.31                                         1,045,109
                                                       ------                                      ------------

TOTAL NET ASSETS                                       100.00%                                     $342,398,056
                                                       ------                                      ------------

+     NON-INCOME EARNING SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO WEALTHBUILDER PORTFOLIOS               FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO WEALTHBUILDER PORTFOLIOS               FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER MODERATE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                     VALUE
INVESTMENT COMPANIES - 92.06%

STOCK FUNDS - 24.00%
          69,321  AIM BLUE CHIP FUND                                             $  813,826
          19,977  FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                   387,755
          21,581  ING INTERNATIONAL VALUE FUND                                      386,727
          34,417  MFS STRATEGIC VALUE FUND                                          541,717
          12,685  OPPENHEIMER MAIN STREET SMALL CAP FUND                            260,036

                                                                                  2,390,061
                                                                                 ----------

AFFILIATED STOCK FUNDS - 24.23%
             N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                           1,088,441
             N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                        814,633
          22,222  WELLS FARGO MONTGOMERY SMALL CAP FUND                             254,000
             N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                         255,478

                                                                                  2,412,552
                                                                                 ----------

BOND FUNDS - 8.82%
         108,658  MFS HIGH INCOME FUND                                              436,803
          74,055  OPPENHEIMER INTERNATIONAL BOND FUND                               441,365

                                                                                    878,168
                                                                                 ----------

AFFILIATED BOND FUNDS - 35.01%
          39,999  WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND                   435,987
         174,071  WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND      1,744,187
         106,119  WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND                   1,305,269

                                                                                  3,485,443
                                                                                 ----------

TOTAL INVESTMENT COMPANIES (COST $9,097,130)                                      9,166,224
                                                                                 ----------

TOTAL INVESTMENTS IN SECURITIES
(COST $9,097,130)*                                92.06%                         $9,166,224

OTHER ASSETS AND LIABILITIES, NET                  7.94                             790,237
                                                 ------                          ----------

TOTAL NET ASSETS                                 100.00%                         $9,956,461
                                                 ------                          ----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                   PORTFOLIO OF INVESTMENTS --
WELLS FARGO WEALTHBUILDER PORTFOLIOS               FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                         VALUE

INVESTMENT COMPANIES - 99.36%

STOCK FUNDS - 66.77%
         321,057  AIM BLUE CHIP FUND                                $  3,769,206
       1,954,173  FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND     37,930,508
       2,121,725  ING INTERNATIONAL VALUE FUND                        38,021,314
         637,719  MFS STRATEGIC VALUE FUND                            10,037,694
         593,406  OPPENHEIMER MAIN STREET SMALL CAP FUND              12,164,813

                                                                     101,923,535
                                                                    ------------

AFFILIATED STOCK FUNDS - 32.59%
             N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO               20,214,823
             N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO           3,773,388
       1,121,983  WELLS FARGO MONTGOMERY SMALL CAP FUND               12,824,271
             N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO           12,929,299

                                                                      49,741,781
                                                                    ------------

TOTAL INVESTMENT COMPANIES (COST $134,950,156)                       151,665,316
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $134,950,156)*                              99.36%            $151,665,316

OTHER ASSETS AND LIABILITIES, NET                  0.64                  979,124
                                                 ------             ------------

TOTAL NET ASSETS                                 100.00%            $152,644,440
                                                 ------             ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


1


ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Diversified Bond Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Income Fund, Wells Fargo Income Plus Fund, Wells Fargo Inflation-Protected Bond Fund, Wells Fargo Intermediate Government Income Fund, Wells Fargo Limited Term Government Income Fund, Wells Fargo Montgomery Short Duration Government Bond Fund, Wells Fargo Montgomery Total Return Bond Fund, Wells Fargo Stable Income Fund, Wells Fargo WealthBuilder Conservative Allocation Portfolio, Wells Fargo WealthBuilder Equity Portfolio, Wells Fargo WealthBuilder Growth Allocation Portfolio, Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Moderate Balanced Portfolio, and Wells Fargo WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 13, 2005


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Diversified Bond Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Income Fund, Wells Fargo Income Plus Fund, Wells Fargo Inflation-Protected Bond Fund, Wells Fargo Intermediate Government Income Fund, Wells Fargo Limited Term Government Income Fund, Wells Fargo Montgomery Short Duration Government Bond Fund, Wells Fargo Montgomery Total Return Bond Fund, Wells Fargo Stable Income Fund, Wells Fargo WealthBuilder Conservative Allocation Portfolio, Wells Fargo WealthBuilder Equity Portfolio, Wells Fargo WealthBuilder Growth Allocation Portfolio, Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Moderate Balanced Portfolio, and Wells Fargo WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 13, 2005


/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             Wells Fargo Funds Trust


                                             By: /s/ Karla M. Rabusch

                                                 Karla M. Rabusch
                                                 President


                                             By: /s/ Stacie D. DeAngelo

                                                 Stacie D. DeAngelo
                                                 Treasurer

Date: April 13, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            Wells Fargo Funds Trust

                                            By: /s/ Karla M. Rabusch

                                                Karla M. Rabusch
                                                President

                                            By: /s/ Stacie D. DeAngelo

                                                Stacie D. DeAngelo
                                                Treasurer

Date: April 13, 2005